Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Investments
April 30, 2020 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 4.99%
American Credit Acceptance Receivables Trust, Series 2018-3, Class C, 3.750%, 10/15/2024 (a)	$9,000,000	$9,029,565
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.390%, 3/13/2026 (a)	1,530,000	1,384,693
Aqua Finance Trust, Series 2019-A, Class A, 3.140%, 7/16/2040 (a)	1,841,150	1,712,715
Avant Loans Funding Trust, Series 2020-REV1, Class A, 2.170%, 5/15/2029 (a)	3,000,000	2,714,574
CarMax Auto Owner Trust, Series 2018-4, Class C, 0.000%, 7/15/2024	5,000,000	5,002,530
Carnow Auto Receivables Trust, Series 2019-1A, Class A, 2.720%, 11/15/2022 (a)	4,555,418	4,554,056
Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, 0.627% (1 Month LIBOR USD + 0.140%), 9/25/2036 (b)	2,791,870	2,513,605
Carvana Auto Receivables Trust, Series 2019-1A, Class B, 3.290%, 8/15/2023 (a)	2,715,000	2,753,309
Carvana Auto Receivables Trust, Series 2020-N1A, Class B, 2.010%, 3/15/2025 (a)	8,000,000	7,865,600
Carvana Auto Receivables Trust, Series 2019-3A, Class E, 4.600%, 7/15/2026 (a)(c)	2,000,000	1,729,908
CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.300%, 8/15/2024 (a)	866,728	873,805
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-HP1, Class A, 2.590%, 12/15/2026 (a)	807,593	805,868
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class C, 4.410%, 10/15/2026 (a)(c)	3,600,000	2,389,669
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1, Class A, 2.260%, 3/15/2028 (a)	1,795,759	1,718,026
Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.950%, 8/15/2026 (a)	4,000,000	4,027,620
CPS Auto Receivables Trust, Series 2019-C, Class B, 2.630%, 8/15/2023 (a)	9,500,000	9,396,146
CPS Auto Receivables Trust, Series 2017-D, Class E, 5.300%, 6/17/2024 (a)(c)	3,700,000	3,323,836
CPS Auto Receivables Trust, Series 2019-C, Class F, 6.940%, 9/15/2026 (a)(c)	1,200,000	1,014,638
Credibly Asset Securitization LLC, Series 2018-1A, Class A, 4.800%, 11/15/2023 (a)	937,000	972,176
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.780%, 4/15/2025	5,000,000	5,033,715
DT Auto Owner Trust, Series 2018-2A, Class D, 4.150%, 3/15/2024 (a)	1,955,000	1,962,890
DT Auto Owner Trust, Series 2018-3, Class C, 3.790%, 7/15/2024 (a)	10,000,000	10,083,110
DT Auto Owner Trust, Series 2018-3A, Class D, 4.190%, 7/15/2024 (a)	1,800,000	1,756,969
DT Auto Owner Trust, Series 2020-1A, Class D, 2.550%, 11/15/2025 (a)	9,000,000	8,359,074
DT Auto Owner Trust, Series 2019-1A, Class E, 4.940%, 2/17/2026 (a)(c)	3,750,000	3,193,339
Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.000%, 8/17/2026 (a)(c)	3,000,000	2,493,531
First Investors Auto Owner Trust, Series 2017-3A, Class E, 4.920%, 8/15/2024 (a)	1,500,000	1,494,581
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)(c)	300,000	247,518
Flagship Credit Auto Trust, Series 2015-2, Class D, 5.980%, 8/15/2022 (a)	1,500,000	1,504,199
Flagship Credit Auto Trust, Series 2016-2, Class D, 8.560%, 11/15/2023 (a)	7,000,000	7,195,160
Flagship Credit Auto Trust, Series 2019-3, Class B, 2.480%, 8/15/2024 (a)	2,727,000	2,705,255
Flagship Credit Auto Trust, Series 2019-2, Class C, 3.090%, 5/15/2025 (a)	3,650,000	3,582,311
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.500%, 10/15/2024 (a)	1,500,000	1,511,997
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.270%, 2/15/2025 (a)	2,500,000	2,461,395
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.490%, 4/15/2026 (a)(c)	1,100,000	915,966
Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.680%, 8/20/2023 (a)	1,400,000	1,344,322
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class A, 2.170%, 2/15/2024 (a)	11,569,846	11,442,323
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (a)(c)	3,500,000	2,643,729
GM Financial Consumer Auto Receivables Trust, Series 2020-1, Class B, 0.000%, 4/16/2025	2,300,000	2,264,463
Goodgreen Trust, Series 2017-2A, Class A, 3.260%, 10/15/2053 (a)	7,020,525	7,091,770
GTE Auto Receivables Trust, Series 2019-1, Class A2, 2.170%, 12/15/2022 (a)	9,688,000	9,760,815
Hertz Vehicle Financing II LP, Series 2017-2A, Class A, 3.290%, 10/25/2023 (a)	2,250,000	2,114,352
Hertz Vehicle Financing II LP, Series 2018-1A, Class B, 3.600%, 2/25/2024 (a)(c)	1,467,000	1,189,628
HOA Funding LLC, Series 2015-1A, Class B, 9.000%, 8/20/2044 (a)	1,000,000	1,017,316
JP Morgan Mortgage Acquisition Trust, Series 2006-RM1, Class A5, 0.727% (1 Month LIBOR USD + 0.240%), 8/25/2036 (b)(d)	2,761,229	1,331,015
LL ABS Trust, Series 2019-1A, Class A, 2.870%, 3/15/2027 (a)	2,262,568	2,204,320
Long Beach Mortgage Loan Trust, Series 2006-6, Class 1A, 0.632% (1 Month LIBOR USD + 0.145%), 7/25/2036 (b)(d)	3,560,610	2,193,713
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A1, 0.627% (1 Month LIBOR USD + 0.140%), 4/25/2037 (b)(d)	24,728,591	13,395,329
Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1, 3.000%, 8/25/2059 (a)	2,533,000	2,190,343
Mosaic Solar Loan Trust, Series 2019-1A, Class B, 0.000%, 12/21/2043 (a)(c)(e)	3,625,873	3,098,547
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(e)	2,447,807	2,260,090
Newtek Small Business Loan Trust, Series 2018-1, Class B, 3.487% (1 Month LIBOR USD + 3.000%), 2/25/2044 (a)(b)	2,437,545	2,462,603
OnDeck Asset Securitization Trust LLC, Series 2018-1A, Class B, 4.020%, 4/18/2022 (a)	2,000,000	1,919,284
OnDeck Asset Securitization Trust LLC, Series 2018-1A, Class C, 4.520%, 4/18/2022 (a)	1,500,000	1,367,933
Oportun Funding VII LLC, Series 2017-B, Class B, 4.260%, 10/10/2023 (a)	3,000,000	2,799,540
Oscar US Funding X LLC, Series 2019-1A, Class A4, 3.270%, 5/11/2026 (a)	5,000,000	5,173,090
PMIT, Series 2019-1A, Class A, 3.540%, 4/15/2025 (a)	997,073	993,724
PRPM LLC, Series 2019-4A, Class A1, 3.351%, 11/25/2024 (a)(f)	4,787,258	4,731,524
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110%, 12/15/2025	1,750,000	1,749,919
Skopos Auto Receivables Trust, Series 2018-1A, Class B, 3.930%, 5/16/2022 (a)	2,378,013	2,385,440
Skopos Auto Receivables Trust, Series 2019-1A, Class A, 2.900%, 12/15/2022 (a)	2,711,905	2,693,762
Skopos Auto Receivables Trust, Series 2018-1A, Class C, 4.770%, 4/17/2023 (a)	4,750,000	4,573,025
Sofi Consumer Loan Program Trust, Series 2019-3, Class A, 2.900%, 5/25/2028 (a)	5,204,071	5,221,906
SolarCity LMC II LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (a)	1,468,520	1,339,673
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (a)	896,332	849,628
Synchrony Credit Card Master Note Trust, Series 2017-2, Class C, 3.010%, 10/15/2025	6,520,000	6,409,616
Tidewater Auto Receivables Trust, Series 2020-AA, Class B, 1.610%, 3/15/2025 (a)	4,300,000	4,180,795
UMPT, Series 2019-ST4, Class A, 3.750%, 12/15/2025 (a)	4,721,507	4,320,179
United Auto Credit Securitization Trust, Series 2018-2, Class C, 3.780%, 5/10/2023 (a)	1,454,271	1,458,652
Upgrade Master Pass-Thru Trust, Series 2019-ST5, Class A, 3.750%, 1/15/2026 (a)(c)	3,920,249	3,407,014
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.500%, 3/20/2028 (a)	9,800,223	8,949,906
Upstart Securitization Trust, Series 2019-3, Class A, 2.684%, 1/20/2030 (a)	8,208,574	7,879,747
Upstart Securitization Trust, Series 2020-1, Class A, 2.322%, 4/22/2030 (a)	2,826,994	2,642,959
US Auto Funding LLC, Series 2019-1A, Class A, 3.610%, 4/15/2022 (a)	2,354,358	2,349,331
Verizon Owner Trust, Series 2019-C, Class A1B, 1.138% (1 Month LIBOR USD + 0.420%), 4/22/2024 (b)	2,500,000	2,456,080
Veros Automobile Receivables Trust, Series 2018-1, Class A, 3.630%, 5/15/2023 (a)	384,351	385,665
Veros Automobile Receivables Trust, Series 2020-1, Class A, 1.670%, 9/15/2023 (a)	1,568,887	1,544,946
Veros Automobile Receivables Trust, Series 2018-1, Class B, 4.050%, 2/15/2024 (a)	750,000	751,651
Veros Automobile Receivables Trust, Series 2018-1, Class D, 5.740%, 8/15/2025 (a)	3,100,000	2,897,272
Washington Mutural Asset-Backed Certificates Trust, Series 2006-HE3, Class 1A, 0.642% (1 Month LIBOR USD + 0.155%), 8/25/2036 (b)(d)	3,589,897	2,844,304
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.530%, 5/15/2023 (a)	5,213,678	5,259,616
World Financial Network Credit Card Master Trust, Series 2019-C, Class M, 2.710%, 7/15/2026	5,000,000	5,001,590
TOTAL ASSET-BACKED SECURITIES - (Cost ― $289,896,529)		284,825,798

Collateralized Debt Obligations ― 1.11%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (a)(c)	927,722	923,423
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (a)	6,275,000	6,386,017
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (a)(c)(g)	11,231,000	10,472,908
Financial Institution Note Securitization Ltd., Series 2019-1A, Class A, 3.900%, 7/17/2034 (a)(g)(h)	5,000,000	4,712,500
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class A1, 2.671% (3 Month LIBOR USD + 1.360%), 10/12/2038 (a)(b)(c)	5,019,421	4,630,416
Hildene TruPS Financials Note Securitization Ltd., Series 2018-1A, Class B, 5.351% (3 Month LIBOR USD + 4.040%), 10/12/2038 (a)(b)(c)	3,400,000	3,102,500
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A1, 3.443% (3 Month LIBOR USD + 1.760%), 5/23/2039 (a)(b)(c)	3,864,102	3,603,275
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 4.133% (3 Month LIBOR USD + 2.450%), 5/23/2039 (a)(b)(c)	4,000,000	3,730,000
Romark Credit Funding I Ltd., Series 2020-1A, Class AV, 3.572%, 4/28/2038 (a)(c)	10,000,000	9,758,550
Romark Credit Funding I Ltd., Series 2020-1A, Class BV, 4.122%, 4/28/2038 (a)(c)	16,900,000	16,193,580
TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost ― $66,453,907)		63,513,169

Collateralized Loan Obligations ― 7.04%
ACIS CLO Ltd., Series 2014-3A, Class C, 4.263% (3 Month LIBOR USD + 2.500%), 2/2/2026 (a)(b)	3,198,000	3,098,884
Apex Credit CLO Ltd., Series 2015-2A, Class CR, 3.731% (3 Month LIBOR USD + 1.900%), 10/19/2026 (a)(b)	5,000,000	4,577,070
Ares XXIX CLO Ltd., Series 2014-1A, Class BR, 3.435% (3 Month LIBOR USD + 2.300%), 4/17/2026 (a)(b)	3,000,000	2,970,846
Ares XXXVII CLO Ltd., Series 2015-4A, Class SUB, 0.000%, 10/15/2030 (a)(c)(h)	3,000,000	1,470,000
Barings CLO Ltd., Series 2018-3A, Class A1, 2.085% (3 Month LIBOR USD + 0.950%), 7/20/2029 (a)(b)	4,000,000	3,916,216
Barings Middle Market CLO Ltd., Series 2018-II, Class COM, 0.000%, 1/15/2031 (c)(h)	1,500,000	1,034,928
BCC Middle Market CLO LLC, Series 2019-1A, Class B, 5.654% (3 Month LIBOR USD + 3.600%), 10/20/2031 (a)(b)	8,000,000	6,798,264
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class DR, 8.385% (3 Month LIBOR USD + 7.250%), 1/20/2029 (a)(b)	3,000,000	1,737,030
BlueMountain CLO Ltd., Series 2013-1A, Class A1R2, 2.365% (3 Month LIBOR USD + 1.230%), 1/22/2029 (a)(b)	2,377,675	2,316,364
BNPP IP CLO Ltd., Series 2014-1A, Class BR, 4.277% (3 Month LIBOR USD + 2.500%), 4/24/2026 (a)(b)	3,000,000	2,866,950
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, 3.192% (3 Month LIBOR USD + 1.500%), 5/15/2031 (a)(b)	4,000,000	3,652,720
Catamaran CLO Ltd., Series 2014-1A, Class BR, 3.498% (3 Month LIBOR USD + 2.400%), 4/22/2030 (a)(b)	4,500,000	4,028,346
Cerberus Loan Funding XXII LP, Series 2018-1A, Class C, 3.569% (3 Month LIBOR USD + 2.350%), 4/15/2030 (a)(b)	1,500,000	1,235,634
Churchill Middle Market CLO IV Ltd., Series 2019-1A, Class A1, 2.793% (3 Month LIBOR USD + 1.750%), 1/23/2032 (a)(b)	8,000,000	7,378,128
CSMC Trust, Series 2017-RPL3, Class B5, 4.898%, 8/25/2057 (a)(h)	10,915,426	10,090,580
Diamond CLO Ltd., Series 2019-1A, Class E, 9.041% (3 Month LIBOR USD + 8.050%), 4/25/2029 (a)(b)(c)	2,520,000	2,047,412
Elevation CLO Ltd., Series 2016-5A, Class X, 1.791% (3 Month LIBOR USD + 0.800%), 10/15/2031 (a)(b)	625,000	625,000
Ellington CLO III Ltd., Series 2018-3A, Class B, 3.135% (3 Month LIBOR USD + 2.000%), 7/20/2030 (a)(b)	7,200,000	6,308,244
Ellington CLO III Ltd., Series 2018-3A, Class C, 3.385% (3 Month LIBOR USD + 2.250%), 7/20/2030 (a)(b)	2,700,000	2,268,348
Ellington CLO IV Ltd., Series 2019-4A, Class B, 3.719% (3 Month LIBOR USD + 2.500%), 4/16/2029 (a)(b)	6,465,519	6,202,741
Ellington CLO IV Ltd., Series 2019-4A, Class C, 4.519% (3 Month LIBOR USD + 3.300%), 4/16/2029 (a)(b)	4,612,500	4,343,328
Emerson Park CLO Ltd., Series 2013-1A, Class CIR, 3.369% (3 Month LIBOR USD + 2.150%), 7/15/2025 (a)(b)	2,099,776	2,079,354
First Eagle Commercial Loan Funding LLC, Series 2016-1A, Class CR, 5.991% (3 Month LIBOR USD + 5.000%), 1/26/2032 (a)(b)(i)	9,000,000	8,617,230
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class C, 4.342% (3 Month LIBOR USD + 2.650%), 11/15/2029 (a)(b)	2,750,000	2,364,362
Fortress Credit Opportunities XI CLO Ltd., Series 2018-11, Class C, 3.719% (3 Month LIBOR USD + 2.500%), 4/15/2031 (a)(b)	1,750,000	1,414,448
Gallatin CLO IX Ltd., Series 2018-1A, Class C1, 3.209% (3 Month LIBOR USD + 2.100%), 1/21/2028 (a)(b)	2,750,000	2,526,923
Garrison Funding Ltd., Series 2018-2RA, Class A2R, 4.145% (3 Month LIBOR USD + 2.450%), 11/20/2029 (a)(b)	1,100,000	960,528
Garrison Funding Ltd., Series 2018-2RA, Class BR, 4.865% (3 Month LIBOR USD + 3.170%), 11/20/2029 (a)(b)	6,550,000	5,690,882
Garrison MML CLO LP, Series 2019-1A, Class B, 4.985% (3 Month LIBOR USD + 3.850%), 7/21/2031 (a)(b)	3,100,000	2,709,189
Golub Capital Partners CLO 45M Ltd., Series 2019-45A, Class C, 4.935% (3 Month LIBOR USD + 3.800%), 10/20/2031 (a)(b)(i)	5,350,000	4,776,164
Golub Capital Partners LP, Series 2020-48A, Class C, 3.672% (3 Month LIBOR USD + 2.800%), 4/17/2033 (a)(b)	6,991,060	6,326,658
Golub Capital Partners Ltd., Series 2020-47A, Class C1, 0.000% (3 Month LIBOR USD + 3.250%), 5/5/2032 (a)(b)	8,600,000	7,349,947
Halcyon Loan Advisors Funding Ltd., Series 2013-1X, Class C, 4.719% (3 Month LIBOR USD + 3.500%), 4/15/2025 (b)(j)	2,500,000	2,324,200
Halcyon Loan Advisors Funding Ltd., Series 2017-1A, Class B, 3.741% (3 Month LIBOR USD + 2.750%), 6/25/2029 (a)(b)(i)	4,500,000	4,053,838
Hull Street CLO Ltd., Series 2014-CR, Class 1A, 3.835% (3 Month LIBOR USD + 2.700%), 10/19/2026 (a)(b)	6,300,000	5,983,393
Jamestown CLO V Ltd., Series 2014-5A, Class CR, 3.865% (3 Month LIBOR USD + 2.730%), 1/19/2027 (a)(b)	1,300,000	1,230,681
JFIN CLO Ltd., Series 2013-1A, Class DR, 9.189% (3 Month LIBOR USD + 7.370%), 1/22/2030 (a)(b)	3,900,000	2,534,189
JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class B, 2.435% (3 Month LIBOR USD + 1.300%), 1/18/2028 (a)(b)	4,141,000	3,848,269
KCAP Senior Funding LLC, Series 2017-1A, Class B, 3.616% (3 Month LIBOR USD + 2.500%), 12/20/2029 (a)(b)(d)	9,900,000	9,073,607
Lockwood Grove CLO Ltd., Series 2014-1A, Class CRR, 2.991% (3 Month LIBOR USD + 2.000%), 1/25/2030 (a)(b)	7,978,500	7,093,900
Madison Park Funding XII Ltd., Series 2014-12A, Class E, 6.235% (3 Month LIBOR USD + 5.100%), 7/20/2026 (a)(b)	940,000	671,860
MMCF CLO LLC, Series 2017-1A, Class C, 4.419% (3 Month LIBOR USD + 3.200%), 1/15/2028 (a)(b)(c)	2,000,000	1,696,764
MMCF CLO LLC, Series 2017-1A, Class D, 7.599% (3 Month LIBOR USD + 6.380%), 1/15/2028 (a)(b)(c)	3,000,000	2,393,559
MMCF CLO LLC, Series 2019-2A, Class B, 4.669% (3 Month LIBOR USD + 3.450%), 4/16/2029 (a)(b)	6,000,000	5,419,158
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class CR, 4.133% (3 Month LIBOR USD + 2.450%), 5/22/2027 (a)(b)(d)	8,900,000	8,276,680
Mountain View CLO Ltd., Series 2014-1A, Class CRR, 3.219% (3 Month LIBOR USD + 2.000%), 10/15/2026 (a)(b)(i)	13,000,000	12,107,472
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class FR, 8.669% (3 Month LIBOR USD + 7.450%), 1/18/2028 (a)(b)(c)	3,000,000	1,540,899
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class CR, 4.791% (3 Month LIBOR USD + 3.800%), 10/25/2028 (a)(b)	10,000,000	9,233,370
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class CR, 3.885% (3 Month LIBOR USD + 2.750%), 1/20/2027 (a)(b)	3,000,000	2,741,433
Newstar Exeter Fund CLO LLC, Series 2015-1RA, Class DR, 5.035% (3 Month LIBOR USD + 3.900%), 1/20/2027 (a)(b)(c)	3,000,000	2,411,985
Northwoods Capital XII-B Ltd., Series 2018-12BA, Class C, 2.891% (3 Month LIBOR USD + 2.150%), 6/16/2031 (a)(b)	7,050,000	6,062,845
Northwoods Capital XVII Ltd., Series 2018-17A, Class B, 2.598% (3 Month LIBOR USD + 1.500%), 4/22/2031 (a)(b)	4,000,000	3,560,376
Ocean Trails CLO VI, Series 2016-6A, Class CR, 3.869% (3 Month LIBOR USD + 2.650%), 7/17/2028 (a)(b)	7,200,000	6,629,033
OCP CLO Ltd., Series 2015-8A, Class CR, 3.935% (3 Month LIBOR USD + 2.800%), 4/17/2027 (a)(b)	7,500,000	6,862,372
OCP CLO Ltd., Series 2015-8A, Class D, 6.635% (3 Month LIBOR USD + 5.500%), 4/19/2027 (a)(b)	884,000	661,125
OCP CLO Ltd., Series 2015-10A, Class A1R, 1.811% (3 Month LIBOR USD + 0.820%), 10/26/2027 (a)(b)	1,780,598	1,742,225
OFSI BSL IX Ltd., Series 2018-1A, Class B, 2.919% (3 Month LIBOR USD + 1.700%), 7/15/2031 (a)(b)	2,350,000	2,079,750
OZLM XI Ltd., Series 2015-11A, Class DR, 7.760% (3 Month LIBOR USD + 7.000%), 10/30/2030 (a)(b)	2,650,000	1,627,031
OZLM XII Ltd., Series 2015-12A, Class E, 7.410% (3 Month LIBOR USD + 6.650%), 4/30/2027 (a)(b)(c)	1,000,000	474,780
PennantPark CLO I Ltd., Series 2019-1A, Class C1, 5.219% (3 Month LIBOR USD + 4.000%), 10/15/2031 (a)(b)(i)	5,900,000	5,276,187
Pulsar Funding I LLC, Series 2019-1A, Class B, 4.635% (3 Month LIBOR USD + 3.500%), 1/20/2033 (a)(b)	8,000,000	7,258,416
Regatta X Funding Ltd., Series 2017-3A, Class SUB, 0.000%, 1/17/2031 (a)(c)(h)	2,500,000	1,525,000
Saranac CLO VIII Ltd., Series 2020-8A, Class CN, 4.429% (3 Month LIBOR USD + 2.800%), 2/22/2033 (a)(b)	3,000,000	2,703,462
Saranac CLO VIII Ltd., Series 2020-8A, Class E, 9.749% (3 Month LIBOR USD + 8.120%), 2/22/2033 (a)(b)	5,250,000	2,688,378
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class CR2, 3.885% (3 Month LIBOR USD + 2.750%), 1/22/2030 (a)(b)	4,375,000	4,242,293
Shackleton CLO Ltd., Series 2015-8A, Class CR, 2.785% (3 Month LIBOR USD + 1.650%), 10/20/2027 (a)(b)	3,195,500	2,841,109
Steele Creek CLO Ltd., Series 2018-1A, Class C, 3.119% (3 Month LIBOR USD + 1.900%), 4/15/2031 (a)(b)	4,500,000	3,922,920
Steele Creek CLO Ltd., Series 2016-1A, Class CR, 2.641% (3 Month LIBOR USD + 1.900%), 6/16/2031 (a)(b)(i)	17,806,577	15,488,891
Steele Creek CLO Ltd., Series 2016-1A, Class FR, 7.641% (3 Month LIBOR USD + 6.900%), 6/16/2031 (a)(b)(c)	1,000,000	402,707
Symphony CLO XII Ltd., Series 2013-12A, Class DR, 4.469% (3 Month LIBOR USD + 3.250%), 10/15/2025 (a)(b)	5,330,000	5,010,925
Symphony CLO XII Ltd., Series 2013-12A, Class E, 6.119% (3 Month LIBOR USD + 4.900%), 10/15/2025 (a)(b)	2,000,000	1,430,632
TCP Waterman CLO Ltd., Series 2016-1A, Class B, 4.191% (3 Month LIBOR USD + 3.450%), 12/15/2028 (a)(b)	1,000,000	919,465
Telos CLO Ltd., Series 2013-4A, Class BR, 2.935% (3 Month LIBOR USD + 1.800%), 1/17/2030 (a)(b)	4,000,000	3,418,564
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class C, 5.019% (3 Month LIBOR USD + 3.800%), 4/15/2030 (a)(b)	6,350,000	5,827,446
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class E, 9.719% (3 Month LIBOR USD + 8.500%), 4/15/2030 (a)(b)(c)	600,000	453,392
THL Credit Lake Shore MM CLO II Ltd., Series 2019-2A, Class C, 5.667% (3 Month LIBOR USD + 3.600%), 10/17/2031 (a)(b)	4,200,000	3,717,496
THL Credit Wind River CLO Ltd., Series 2012-2A, Class INC, 0.000%, 1/20/2026 (a)(c)	3,000,000	300
Tralee CLO II Ltd., Series 2013-1A, Class CR, 3.935% (3 Month LIBOR USD + 2.800%), 7/20/2029 (a)(b)	1,975,000	1,771,486
Tralee CLO V Ltd., Series 2018-5A, Class C, 3.335% (3 Month LIBOR USD + 2.200%), 10/20/2028 (a)(b)	8,300,000	7,602,426
Tralee CLO VI Ltd., Series 2019-6A, Class C1, 4.161% (3 Month LIBOR USD + 3.170%), 10/25/2032 (a)(b)	5,000,000	4,540,115
Trinitas CLO II Ltd., Series 2014-2A, Class C, 4.029% (3 Month LIBOR USD + 2.810%), 7/15/2026 (a)(b)	7,250,000	6,827,195
Trinitas CLO V Ltd., Series 2016-5A, Class E, 8.391% (3 Month LIBOR USD + 7.400%), 10/25/2028 (a)(b)	5,000,000	3,228,070
Vibrant CLO III Ltd., Series 2015-3X, Class SUB, 0.000%, 4/20/2026 (c)(h)(j)	8,500,000	2,316,250
Vibrant CLO III Ltd., Series 2015-3A, Class BRR, 3.485% (3 Month LIBOR USD + 2.350%), 10/20/2031 (a)(b)	2,900,000	2,588,111
Vibrant CLO V Ltd., Series 2016-5A, Class C, 3.935% (3 Month LIBOR USD + 2.800%), 1/22/2029 (a)(b)(i)	5,250,000	4,806,454
Voya CLO Ltd., Series 2014-2A, Class ER, 8.835% (3 Month LIBOR USD + 7.700%), 4/17/2030 (a)(b)(c)	2,000,000	975,152
Wellfleet CLO Ltd., Series 2015-1A, Class SUB, 0.000%, 7/20/2029 (a)(c)(h)	4,900,000	392,000
WhiteHorse X Ltd., Series 2015-10A, Class CR, 3.285% (3 Month LIBOR USD + 2.150%), 4/19/2027 (a)(b)	5,000,000	4,627,150
Woodmont Trust, Series 2017-1A, Class D, 6.185% (3 Month LIBOR USD + 5.050%), 4/18/2029 (a)(b)(c)	3,000,000	2,469,789
Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class CR, 3.026% (3 Month LIBOR USD + 1.850%), 7/16/2027 (a)(b)	8,377,473	7,657,388
Zais CLO 3 Ltd., Series 2015-3A, Class A2R, 3.409% (3 Month LIBOR USD + 2.190%), 7/15/2031 (a)(b)	14,000,000	12,783,134
Zais CLO 7 Ltd., Series 2017-2A, Class B, 3.019% (3 Month LIBOR USD + 1.800%), 4/15/2030 (a)(b)	12,800,000	11,537,229
Zais CLO Ltd., Series 2016-2A, Class A2, 3.619% (3 Month LIBOR USD + 2.400%), 10/16/2028 (a)(b)	15,670,000	14,670,724
Zais CLO Ltd., Series 2016-2A, Class B, 4.519% (3 Month LIBOR USD + 3.300%), 10/16/2028 (a)(b)	3,150,000	2,877,837
Zais CLO Ltd., Series 2016-2A, Class C, 5.719% (3 Month LIBOR USD + 4.500%), 10/16/2028 (a)(b)	1,500,000	1,220,582
Zais CLO Ltd., Series 2018-2A, Class C, 3.485% (3 Month LIBOR USD + 2.350%), 7/21/2031 (a)(b)	6,750,000	5,871,380
TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost ― $446,734,213)		402,007,567

Commercial Mortgage-Backed Securities ― 4.62%
Ashford Hospitality Trust, Series 2018-KEYS, Class F, 6.814% (1 Month LIBOR USD + 6.000%), 6/15/2035 (a)(b)	8,000,000	4,926,696
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class E, 4.214% (1 Month LIBOR USD + 3.400%), 6/15/2035 (a)(b)	2,625,000	1,937,006
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class F, 4.814% (1 Month LIBOR USD + 4.000%), 6/15/2035 (a)(b)	1,950,000	1,394,525
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class F, 5.014% (1 Month LIBOR USD + 4.200%), 3/15/2034 (a)(b)	4,250,000	2,684,602
BBCMS Mortgage Trust, Series 2018-TALL, Class F, 4.049% (1 Month LIBOR USD + 3.235%), 3/16/2037 (a)(b)(i)	12,500,000	10,150,312
BBCMS Trust, Series 2018-CBM, Class F, 4.964% (1 Month LIBOR USD + 4.150%), 7/15/2037 (a)(b)	500,000	287,105
BTH Mortgage-Backed Securities Trust, Series 2018-3, Class A, 3.485% (1 Month LIBOR USD + 2.500%), 7/6/2020 (b)	5,000,000	4,896,835
BTH Mortgage-Backed Securities Trust, Series 2018-17, Class A, 3.485% (1 Month LIBOR USD + 2.500%), 8/6/2020 (a)(b)	5,938,000	5,811,224
BX Commercial Mortgage Trust, Series 2018-IND, Class A, 1.564% (1 Month LIBOR USD + 0.750%), 11/15/2035 (a)(b)	735,661	710,880
BX Commercial Mortgage Trust, Series 2020-BXLP, Class G, 3.314% (1 Month LIBOR USD + 2.500%), 12/15/2036 (a)(b)	4,000,000	3,549,020
BX Commercial Mortgage Trust, Series 2018-BIOA, Class A, 1.485% (1 Month LIBOR USD + 0.671%), 3/16/2037 (a)(b)	100,000	94,122
BX Trust, Series 2019-ATL, Class A, 1.901% (1 Month LIBOR USD + 1.087%), 10/15/2036 (a)(b)(d)	1,000,000	954,598
BX Trust, Series 2019-ATL, Class E, 3.051% (1 Month LIBOR USD + 2.237%), 10/15/2036 (a)(b)	500,000	405,461
BX Trust, Series 2019-ATL, Class F, 3.551% (1 Month LIBOR USD + 2.737%), 10/15/2036 (a)(b)	2,500,000	1,769,920
BXP Trust, Series 2017-CQHP, Class E, 3.814% (1 Month LIBOR USD + 3.000%), 11/15/2034 (a)(b)	2,000,000	1,689,512
BXP Trust, Series 2017-CQHP, Class F, 4.814% (1 Month LIBOR USD + 4.000%), 11/15/2034 (a)(b)	4,500,000	3,341,677
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 1.884% (1 Month LIBOR USD + 1.070%), 12/15/2037 (a)(b)	1,795,000	1,724,191
CD Mortgage Trust, Series 2017-CD6, Class A3, 3.104%, 11/15/2050	500,000	506,105
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class G, 3.806% (1 Month LIBOR USD + 2.992%), 11/17/2036 (a)(b)	9,300,000	7,555,190
CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 2.864% (1 Month LIBOR USD + 2.050%), 6/15/2034 (a)(b)(d)	9,230,170	7,198,416
CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 3.164% (1 Month LIBOR USD + 2.350%), 6/15/2034 (a)(b)(d)	12,732,059	9,247,307
CHC Commercial Mortgage Trust, Series 2019-CHC, Class F, 3.422% (1 Month LIBOR USD + 2.608%), 6/15/2034 (a)(b)	2,489,258	1,767,334
Citigroup Commercial Mortgage Trust, Series 2019-SST2, Class F, 3.314% (1 Month LIBOR USD + 2.500%), 2/15/2036 (a)(b)	5,000,000	3,763,430
CLNY Trust, Series 2019-IKPR, Class A, 1.943% (1 Month LIBOR USD + 1.129%), 11/15/2038 (a)(b)(d)	5,000,000	4,686,670
Commercial Mortgage Trust, Series 2013-CR8, Class ASFL, 1.569% (1 Month LIBOR USD + 0.740%), 6/12/2046 (a)(b)	2,576,965	2,501,387
Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.240%, 10/15/2046 (a)(d)(h)	5,000,000	3,392,300
CORE Mortgage Trust, Series 2019-CORE, Class F, 3.164% (1 Month LIBOR USD + 2.350%), 12/15/2031 (a)(b)	4,500,000	3,614,269
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, 2.064% (1 Month LIBOR USD + 1.250%), 1/17/2034 (a)(b)	6,000,000	5,329,992
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 4.414% (1 Month LIBOR USD + 3.600%), 1/17/2034 (a)(b)(d)	6,500,000	6,167,297
CSMC Trust, Series 2017-PFHP, Class G, 6.964% (1 Month LIBOR USD + 6.150%), 12/15/2030 (a)(b)	5,500,000	4,049,540
CSMC Trust, Series 2017-CHOP, Class E, 4.114% (1 Month LIBOR USD + 3.300%), 7/15/2032 (a)(b)	5,500,000	4,140,856
CSWF Trust, Series 2018-TOP, Class F, 3.564% (1 Month LIBOR USD + 2.750%), 8/15/2035 (a)(b)	2,320,000	1,763,035
CSWF Trust, Series 2018-TOP, Class G, 4.064% (1 Month LIBOR USD + 3.250%), 8/15/2035 (a)(b)	2,800,000	1,854,166
DBGS Mortgage Trust, Series 2018-BIOD, Class A, 1.617% (1 Month LIBOR USD + 0.803%), 5/15/2035 (a)(b)	3,016,452	2,846,662
GS Mortgage Securities Corp Trust, Series 2019-70P, Class A, 1.814% (1 Month LIBOR USD + 1.000%), 10/15/2036 (a)(b)	4,051,747	3,886,594
GS Mortgage Securities Corp. II, Series 2018-RIVR, Class G, 3.414% (1 Month LIBOR USD + 2.600%), 7/16/2035 (a)(b)	5,300,000	3,092,195
GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class G, 4.739% (1 Month LIBOR USD + 3.925%), 7/15/2031 (a)(b)	500,000	371,331
GS Mortgage Securities Corp. Trust, Series 2017-SLP, Class G, 4.744%, 10/12/2032 (a)(h)	3,400,000	2,533,371
GS Mortgage Securities Corp. Trust, Series 2017-SLP, Class F, 4.744%, 10/12/2032 (a)(h)	5,750,000	4,163,908
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class E, 3.014% (1 Month LIBOR USD + 2.200%), 10/15/2036 (a)(b)	5,000,000	3,988,375
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class F, 4.064% (1 Month LIBOR USD + 3.250%), 12/15/2036 (a)(b)	4,250,000	2,895,130
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 4.814% (1 Month LIBOR USD + 4.000%), 12/15/2036 (a)(b)	4,700,000	3,116,857
GS Mortgage Securities Trust, Series 2018-HART, Class D, 3.014% (1 Month LIBOR USD + 2.200%), 10/15/2031 (a)(b)(d)	4,250,000	3,619,530
GS Mortgage Securities Trust, Series 2018-HART, Class E, 3.564% (1 Month LIBOR USD + 2.750%), 10/15/2031 (a)(b)(i)	7,300,000	6,056,022
GS Mortgage Securities Trust, Series 2018-HART, Class F, 4.714% (1 Month LIBOR USD + 3.900%), 10/15/2031 (a)(b)	1,250,000	898,130
GS Mortgage Securities Trust, Series 2014-GC24, Class G, 4.665%, 9/12/2047 (h)	200,000	152,241
GS Mortgage Securities Trust, Series 2014-GC24, Class D, 4.665%, 9/12/2047 (a)(h)(i)	8,000,000	5,438,104
Harvest SBA Loan Trust, Series 2018-1, Class A, 2.737% (1 Month LIBOR USD + 2.250%), 9/26/2044 (a)(b)	2,405,508	2,189,342
HMH Trust, Series 2017-NSS, Class E, 6.292%, 7/5/2031 (a)(i)	7,100,000	6,218,847
IMT Trust, Series 2017-APTS, Class FFL, 3.664% (1 Month LIBOR USD + 2.850%), 6/15/2034 (a)(b)	225,937	181,187
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 2.014% (1 Month LIBOR USD + 1.200%), 4/15/2031 (a)(b)	3,500,000	3,327,282
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8, Class F, 4.814% (1 Month LIBOR USD + 4.000%), 2/15/2035 (a)(b)	3,250,000	2,053,019
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class ASB, 3.474%, 12/17/2049 (h)	250,000	264,034
KKR Industrial Portfolio Trust, Series 2020-AIP, Class A, 1.851% (1 Month LIBOR USD + 1.037%), 3/16/2037 (a)(b)	10,000,000	9,680,840
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.494%, 7/15/2040 (c)(h)	2,650,000	2,531,261
LCCM, Series 2017-LC26, Class C, 4.706%, 7/12/2050 (a)(d)	7,500,000	5,617,403
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class H, 4.376%, 2/16/2046 (a)(c)(h)	10,318,259	2,215,402
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class G, 4.376%, 2/16/2046 (a)(c)(h)	1,000,000	518,104
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.905%, 5/17/2049 (d)(h)	7,650,000	5,878,834
Motel 6 Trust, Series 2017-MTL6, Class A, 1.734% (1 Month LIBOR USD + 0.920%), 8/15/2034 (a)(b)	1,824,926	1,685,598
Motel 6 Trust, Series 2017-MTL6, Class F, 5.064% (1 Month LIBOR USD + 4.250%), 8/15/2034 (a)(b)	1,324,039	948,552
MSCG Trust, Series 2016-SNR, Class C, 5.205%, 11/16/2034 (a)(d)	4,250,000	4,074,870
MSCG Trust, Series 2018-SELF, Class A, 1.714% (1 Month LIBOR USD + 0.900%), 10/15/2037 (a)(b)	843,000	789,179
MTRO Commercial Mortgage Trust, Series 2019-TECH, Class E, 2.864% (1 Month LIBOR USD + 2.050%), 12/15/2033 (a)(b)	3,750,000	3,190,324
Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC, Class MSK2, 3.250%, 12/17/2036 (a)(h)	2,500,000	1,785,833
New Orleans Hotel Trust, Series 2019-HNLA, Class F, 4.503% (1 Month LIBOR USD + 3.689%), 4/15/2032 (a)(b)	3,060,000	1,968,422
Rosslyn Portfolio Trust, Series 2017-ROSS, Class E, 3.989% (1 Month LIBOR USD + 3.000%), 6/15/2033 (a)(b)	4,750,000	4,401,692
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 4/25/2023 (a)(h)	1,339,764	1,205,985
Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class B, 5.031%, 6/25/2024 (a)(h)	7,000,000	5,550,783
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class F, 4.938% (1 Month LIBOR USD + 3.952%), 11/11/2034 (a)(b)	4,657,962	3,273,886
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 5.000%, 5/11/2063 (a)(h)	7,000,000	1,337,154
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFL, 1.737% (1 Month LIBOR USD + 1.250%), 5/25/2047 (a)(b)	193,265	190,616
Velocity Commercial Capital Loan Trust, Series 2017-1, Class AFX, 3.000%, 5/25/2047 (a)(h)	309,224	306,518
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M1, 3.910%, 4/25/2048 (a)	3,266,433	2,858,090
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M2, 4.260%, 4/25/2048 (a)	1,279,063	1,073,816
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M3, 4.410%, 4/25/2048 (a)	718,574	576,278
Velocity Commercial Capital Loan Trust, Series 2018-1, Class M6, 7.260%, 4/25/2048 (a)	668,853	543,159
Velocity Commercial Capital Loan Trust, Series 2018-2, Class M1, 4.260%, 10/25/2048 (a)(h)	1,295,083	1,258,638
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.120%, 3/25/2049 (a)(h)	2,784,134	2,569,035
Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.610%, 2/25/2050 (a)(h)	986,081	941,905
Wells Fargo Commercial Mortgage Trust, Series 2020-SOP, Class A, 1.954% (1 Month LIBOR USD + 1.140%), 1/16/2035 (a)(b)	3,000,000	2,892,933
Wells Fargo Commercial Mortgage Trust, Series 2020-SOP, Class E, 3.524% (1 Month LIBOR USD + 2.710%), 1/16/2035 (a)(b)(i)	7,750,000	5,844,709
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class C, 3.894%, 2/18/2048	100,000	76,398
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A4, 3.472%, 11/17/2050	100,000	102,064
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C, 4.290%, 11/18/2047 (h)	801,000	696,228
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/17/2047 (h)	2,000,000	1,754,922
XCAL Mortgage Trust, Series 2019-1, Class B1, 0.985% (1 Month LIBOR USD + 0.000%), 11/6/2021 (a)(b)	5,950,000	5,658,426
XCALI Mortgage Trust, Series 2020-1, Class B1, 9.150% (1 Month LIBOR USD + 7.500%), 2/6/2023 (a)(b)	2,700,000	2,277,042
XCALI Mortgage Trust, Series 2020-2, Class B1, 9.550% (1 Month LIBOR USD + 7.500%), 2/15/2023 (a)(b)	7,000,000	6,210,491
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - (Cost ― $328,434,962)		263,642,531

Commercial Mortgage-Backed Security - U.S. Government Agency ― 1.15%
Federal Home Loan Mortgage Corp., Series 2015-KF09, Class B, 5.803% (1 Month LIBOR USD + 5.350%), 5/25/2022 (a)(b)	452,353	452,061
Federal Home Loan Mortgage Corp., Series K-F10, Class A, 1.373% (1 Month LIBOR USD + 0.380%), 7/25/2022 (b)	391,605	391,286
Federal Home Loan Mortgage Corp., Series 2020-KI05, Class B, 2.787% (1 Month LIBOR USD + 2.300%), 7/25/2024 (a)(b)	7,000,000	6,477,562
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 3.143% (1 Month LIBOR USD + 2.150%), 1/25/2026 (a)(b)	207,977	166,490
Federal Home Loan Mortgage Corp., Series KF16, Class A, 1.623% (1 Month LIBOR USD + 0.630%), 3/25/2026 (b)	117,638	117,222
Federal Home Loan Mortgage Corp., Series 2017-KF33, Class B, 3.543% (1 Month LIBOR USD + 2.550%), 6/25/2027 (a)(b)	1,050,684	778,175
Federal Home Loan Mortgage Corp., Series 2018-KR07, Class B, 4.221%, 9/25/2028 (a)(h)	2,250,000	2,021,135
Federal Home Loan Mortgage Corp., Series 2019-K98, Class C, 3.862%, 8/25/2029 (a)(h)	995,000	886,276
Federal Home Loan Mortgage Corp., Series 2019-K99, Class B, 3.765%, 9/25/2029 (a)(h)	1,000,000	973,231
Federal Home Loan Mortgage Corp., Series K-107, Class A2, 1.639%, 1/25/2030	10,000,000	10,307,860
Federal Home Loan Mortgage Corp., Series 2020-KF76, Class B, 3.743% (1 Month LIBOR USD + 2.750%), 1/25/2030 (a)(b)	3,500,000	2,765,119
Federal Home Loan Mortgage Corp., Series K-108, Class A2, 0.000%, 3/25/2030 (k)	8,000,000	8,257,432
Federal Home Loan Mortgage Corp., Series 2019-K88, Class C, 4.525%, 2/25/2052 (a)(h)	1,401,000	1,275,050
Federal Home Loan Mortgage Corp., Series 2019-K736, Class C, 3.884%, 9/25/2052 (a)(h)	5,238,000	4,758,639
Federal National Mortgage Association, Series 2016-C06, Class 1M2, 4.737% (1 Month LIBOR USD + 4.250%), 4/25/2029 (b)	5,920,000	5,805,300
Federal National Mortgage Association, Series 2019-01, Class M10, 3.737% (1 Month LIBOR USD + 3.250%), 10/15/2049 (a)(b)	2,000,000	1,586,726
Federal National Mortgage Association, Series 2019-01, Class M7, 2.187% (1 Month LIBOR USD + 1.700%), 10/25/2049 (a)(b)	2,181,012	1,856,920
Federal National Mortgage Association, Series 2019-01, Class B10, 5.987% (1 Month LIBOR USD + 5.500%), 10/25/2049 (a)(b)	1,500,000	983,960
Federal National Mortgage Association, Series 2019-01, Class CE, 9.237% (1 Month LIBOR USD + 8.750%), 10/25/2049 (a)(b)	2,000,000	1,567,607
Federal National Mortgage Association, Series 2020-01, Class M7, 2.437% (1 Month LIBOR USD + 1.950%), 3/25/2050 (a)(b)	4,298,128	3,661,442
Federal National Mortgage Association, Series 2020-01, Class M10, 4.237% (1 Month LIBOR USD + 3.750%), 3/25/2050 (a)(b)	5,800,000	4,624,891
Federal National Mortgage Association, Series 2020-01, Class CE, 7.987% (1 Month LIBOR USD + 7.500%), 3/25/2050 (a)(b)	9,100,000	5,887,282
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY - (Cost ― $72,633,016)		65,601,666

Corporate Obligations ― 4.13%
Financial ― 3.95%
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (b)	4,000,000	4,176,409
Arbor Realty Trust, Inc., 5.750%, 4/1/2024 (a)	3,000,000	3,039,397
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (a)	11,500,000	11,614,166
Atlantic Capital Bancshares, Inc., 6.250% (3 Month LIBOR USD + 4.680%), 9/30/2025 (a)(b)	2,000,000	2,023,883
B Riley Financial, Inc., 6.375%, 2/28/2025	280,000	5,885,600
Banc of California, Inc., 5.250%, 4/15/2025	4,650,000	4,738,884
Bank of Commerce Holdings, 6.875% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(b)	2,500,000	2,539,588
Beal Trust I, 5.396% (6 Month LIBOR USD + 3.625%), 7/30/2037 (b)(c)(l)	2,000	1,700,000
Business Development Corp. of America, 4.750%, 12/30/2022 (a)	6,000,000	5,347,130
Cadence BanCorp, 5.431% (3 Month LIBOR USD + 4.663%), 3/11/2025 (a)(b)	10,500,000	10,520,436
Capital Bancorp, Inc., 6.950% (3 Month LIBOR USD + 5.337%), 12/1/2025 (a)(b)(c)	3,750,000	3,810,883
Citadel LP, 5.375%, 1/17/2023 (a)	2,000,000	2,042,830
ConnectOne Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.930%), 7/1/2025 (b)	4,725,000	4,725,828
Cowen, Inc., 7.250%, 5/6/2024 (a)	1,000,000	961,682
Durant Bancorp, Inc., 5.875% (3 Month LIBOR USD + 3.742%), 3/15/2027 (a)(b)	1,200,000	1,247,807
EF Holdco, Inc. / EF Cayman Holdings Ltd., 5.500%, 9/1/2022 (a)	4,000,000	4,058,893
Empire Bancorp, Inc., 7.375%, 12/17/2025 (a)(c)	4,500,000	4,697,287
FedNat Holding Co., 7.500%, 3/15/2029	2,000,000	2,014,200
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (b)	2,000,000	2,116,270
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (a)(b)	5,000,000	5,223,015
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (b)	2,000,000	2,010,930
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (b)	1,000,000	1,111,478
First Charter Capital Trust, 3.584% (3 Month LIBOR USD + 1.690%), 9/15/2035 (b)(c)	4,000,000	3,345,068
First Midwest Bancorp, Inc., 5.875%, 9/29/2026	4,285,000	4,356,703
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(b)	1,250,000	1,297,566
First NBC Bank Holding Co., 5.750%, 2/18/2025 (c)(l)(m)	13,500,000	2,025,000
First Priority Bank, 7.000%, 11/30/2025 (a)	3,000,000	3,093,418
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (b)	2,000,000	2,064,576
HCMC II LLC, 5.750%, 5/5/2038 (a)	8,500,000	8,351,250
Hildene Collateral Management Co. LLC, 5.500%, 12/28/2042 (a)	1,756,211	1,893,572
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.575%), 4/15/2027 (b)	950,000	927,507
Investar Holding Corp., 6.000% (3 Month LIBOR USD + 3.945%), 3/30/2027 (b)	1,500,000	1,561,174
Jacksonville Bancorp, Inc., 4.491% (3 Month LIBOR USD + 3.750%), 9/15/2038 (a)(b)	1,200,000	1,197,254
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(b)	1,000,000	1,041,505
JPMorgan Chase & Co., 2.325% (3 Month LIBOR USD + 0.950%), 9/30/2034 (b)	3,400,000	2,690,641
Kingstone Cos, Inc., 5.500%, 12/30/2022	4,200,000	4,423,059
Luther Burbank Corp., 6.500%, 9/30/2024 (a)	9,800,000	10,654,408
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (b)	1,250,000	1,298,976
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (a)	1,500,000	1,502,479
Marquis Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.760%), 10/30/2026 (a)(b)	4,000,000	4,158,851
Metropolitan Bancgroup, Inc., 6.500% (3 Month LIBOR USD + 5.545%), 7/1/2026 (a)(b)	1,500,000	1,547,109
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (a)(b)	1,000,000	1,044,390
Midland States Bancorp, Inc., 5.000% (SOFR + 3.610%), 9/30/2029 (b)	750,000	736,497
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	1,062,727
MM Finished Lots Holdings LLC, 7.250%, 1/31/2024 (a)	2,722,377	2,603,273
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (a)	900,000	772,020
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(b)	1,800,000	1,833,566
NexBank Capital, Inc., 6.375% (3 Month LIBOR USD + 4.585%), 9/30/2027 (a)(b)	1,000,000	1,039,945
Noah Bank, 9.000%, 4/17/2025 (c)	4,500,000	4,620,750
Northern Bancorp, Inc., 4.750% (SOFR + 3.275%), 12/30/2029 (a)(b)	1,000,000	950,000
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (a)	3,900,000	4,072,765
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (a)	5,000,000	4,723,697
Pacific Continental Corp., 5.875% (3 Month LIBOR USD + 4.715%), 6/30/2026 (b)	1,650,000	1,692,085
Plaza Bancorp, 7.125%, 6/26/2025 (a)	5,000,000	5,150,572
Preferred Pass-Through Trust, 4.665% (N/A + 0.000%), 12/29/2049 (a)(n)	1,000,000	710,000
RBB Bancorp, 6.500% (3 Month LIBOR USD + 5.160%), 3/31/2026 (a)(b)	4,000,000	4,088,673
ReadyCap Holdings LLC, 7.500%, 2/15/2022 (a)	1,500,000	1,530,725
Southcoast Capital, 2.875%, 9/30/2035 (c)	4,000,000	3,140,000
Sterling Bancorp, 4.000% (SOFR + 2.530%), 12/30/2029 (b)	4,000,000	3,819,650
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)	2,050,000	2,105,049
Synovus Financial Corp., 5.750% (3 Month LIBOR USD + 4.182%), 12/15/2025 (b)	915,000	907,955
TIAA FSB Holdings, Inc., 3.862%, 1/7/2035 (c)	5,000,000	4,550,000
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.862%), 10/15/2026 (b)(c)	4,500,000	4,674,612
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (a)	6,500,000	6,851,565
Trinity Capital, Inc., 7.000%, 1/16/2025 (a)(c)	320,000	8,360,000
United Insurance Holdings Corp., 6.250%, 12/15/2027	1,670,000	1,570,430
WSFS Cap Trust, 3.677%, 6/1/2035 (a)(c)	4,000,000	3,720,000
Your Community Bank, 6.250% (3 Month LIBOR USD + 4.590%), 12/15/2025 (b)	4,000,000	4,066,204
ZAIS Group LLC, 7.000%, 11/15/2023 (a)	1,600,000	1,700,831
		225,134,693
Real Estate Investment Trust ― 0.18%
Ready Capital Corp., 6.200%, 7/30/2026	320,000	5,296,000
Ready Capital Corp., 6.500%, 4/30//2021	228,000	5,130,000
		10,426,000
TOTAL CORPORATE OBLIGATIONS - (Cost ― $251,193,973)		235,560,693

Investment Companies ― 2.70%	Shares
Affiliated Mutual Funds ― 2.70%
Angel Oak Financials Income Fund, Institutional Class	5,147,772	44,940,049
Angel Oak High Yield Opportunities Fund, Institutional Class	3,336,241	33,796,121
Angel Oak Ultrashort Income Fund, Institutional Class	7,746,187	75,680,251
TOTAL INVESTMENT COMPANIES (Cost ― $164,124,853)		154,416,421

Preferred Stocks ― 0.30%
Financial ― 0.08%
Morgan Stanley	130,497	2,740,437
TriState Capital Holdings, Inc.	40,000	854,400
Wells Fargo & Co. (c)	23,990	600,949
		4,195,786
Real Estate Investment Trust ― 0.22%
AGNC Investment Corp.	129,224	2,901,079
Dynex Capital, Inc.	320,000	7,276,800
MFA Financial, Inc.	168,900	2,567,280
		12,745,159
TOTAL PREFERRED STOCKS (Cost ― $19,934,516)		16,940,945
	Principal
Residential Mortgage-Backed Securities ― 72.50%	Amount
Accredited Mortgage Loan Trust, Series 2005-4, Class M1, 0.887% (1 Month LIBOR USD + 0.400%), 12/25/2035 (b)	1,128,000	1,106,754
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 4.067%, 7/25/2035 (h)	560,228	548,608
Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 1.007% (1 Month LIBOR USD + 0.520%), 1/25/2036 (b)	7,275,634	6,769,140
Adjustable Rate Mortgage Trust, Series 2005-11, Class 2A3, 3.910%, 2/25/2036 (h)	8,200,920	7,151,522
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 3.877%, 3/25/2036 (h)	2,126,877	1,886,395
Adjustable Rate Mortgage Trust, Series 2006-1, Class 2A1, 4.178%, 3/25/2036 (h)	1,011,603	807,618
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A11, 0.667% (1 Month LIBOR USD + 0.180%), 8/25/2036 (b)	481,859	316,771
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 0.637% (1 Month LIBOR USD + 0.150%), 3/25/2037 (b)	1,034,315	1,060,768
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A22, 0.717% (1 Month LIBOR USD + 0.230%), 3/25/2037 (b)	5,294,761	4,040,638
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 4.245%, 3/25/2037 (h)	603,529	583,227
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A1, 4.258%, 6/25/2037 (h)	2,893,485	2,758,770
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.258%, 6/25/2037 (h)	3,086,466	2,756,427
American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, 6.250%, 6/25/2037 (f)	512,315	433,988
American Home Mortgage Assets Trust, Series 2006-1, Class 2A1, 0.677% (1 Month LIBOR USD + 0.190%), 5/25/2046 (b)(d)	34,422,765	30,678,807
American Home Mortgage Assets Trust, Series 2006-1, Class 1A1, 0.697% (1 Month LIBOR USD + 0.210%), 5/25/2046 (b)(i)	13,672,501	12,254,321
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 2.672%, 5/25/2046 (c)(h)(o)	32,657,398	2,787,244
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 2.830% (12 Month US Treasury Average + 0.960%), 9/25/2046 (b)	1,572,411	1,469,658
American Home Mortgage Assets Trust, Series 2006-3, Class 1A1, 2.840% (12 Month US Treasury Average + 0.970%), 10/25/2046 (b)	1,628,735	1,476,316
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 2.495%, 12/25/2046 (c)(h)(o)	98,138,732	7,579,254
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 2.570% (12 Month US Treasury Average + 0.700%), 2/25/2047 (b)(i)	58,916,748	35,696,538
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 2.804%, 6/25/2047 (c)(h)(o)	27,547,231	2,277,054
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4A, 5.883%, 9/25/2035 (f)	5,723,220	4,576,733
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 2.842% (6 Month LIBOR USD + 1.750%), 12/25/2036 (b)	6,431,543	5,514,212
American Home Mortgage Investment Trust, Series 2006-3, Class 3A2, 6.750%, 12/25/2036 (f)	6,339,817	2,836,776
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 2.227% (1 Month LIBOR USD + 0.600%), 9/25/2045 (b)	9,183,342	8,264,484
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 4.767% (1 Month LIBOR USD + 3.140%), 9/25/2045 (b)	679,484	565,149
American Home Mortgage Investment Trust, Series 2006-2, Class 1A2, 0.807% (1 Month LIBOR USD + 0.320%), 6/25/2046 (b)	11,196,552	3,989,791
American Home Mortgage Investment Trust, Series 2006-3, Class 11A1, 0.847% (1 Month LIBOR USD + 0.360%), 12/25/2046 (b)	15,669,648	13,913,050
American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 0.717% (1 Month LIBOR USD + 0.230%), 3/25/2047 (b)	5,876,189	3,591,709
American Home Mortgage Investment Trust, Series 2007-1, Class GA1A, 1.787% (1 Month LIBOR USD + 0.160%), 5/25/2047 (b)(i)	25,937,784	17,623,998
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 1.817% (1 Month LIBOR USD + 0.190%), 5/25/2047 (b)(i)	35,375,868	19,461,645
Bank of America Alternative Loan Trust, Series 2005-7, Class 3CB1, 6.000%, 8/25/2035	2,719,217	2,541,804
Bank of America Alternative Loan Trust, Series 2005-8, Class 1CB3, 0.737% (1 Month LIBOR USD + 0.250%), 9/25/2035 (b)	5,062,257	4,430,042
Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.500%, 11/25/2035	687,270	676,418
Bank of America Alternative Loan Trust, Series 2005-12, Class 3CB1, 6.000%, 1/25/2036	5,838,408	5,651,620
Bank of America Alternative Loan Trust, Series 2006-7, Class A2, 5.707%, 10/25/2036 (h)	4,384,403	2,367,928
Bank of America Alternative Loan Trust, Series 2006-7, Class A6, 5.859%, 10/25/2036 (f)	4,806,918	2,600,461
Bank of America Alternative Loan Trust, Series 2006-7, Class A4, 5.998%, 10/25/2036 (f)	12,901,360	7,202,997
Bank of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.000%, 1/25/2037 (e)	244,828	141,196
Bank of America Alternative Loan Trust, Series 2007-1, Class 3A16, 1.087% (1 Month LIBOR USD + 0.600%), 4/25/2037 (b)	4,059,610	2,878,828
Bank of America Funding Trust, Series 2009-R14, Class 2A, 13.212% (-2 x 1 Month LIBOR USD + 15.013%), 7/26/2035 (a)(b)(p)	446,979	502,451
Bank of America Funding Trust, Series 2005-F, Class 4A1, 4.170%, 9/20/2035 (h)	3,663,224	3,325,567
Bank of America Funding Trust, Series 2007-C, Class 4A2, 4.058%, 5/20/2036 (h)	1,477,910	1,461,948
Bank of America Funding Trust, Series 2006-H, Class 6A1, 0.908% (1 Month LIBOR USD + 0.190%), 10/20/2036 (b)	11,482,094	10,011,731
Bank of America Funding Trust, Series 2007-2, Class TA4, 0.887% (1 Month LIBOR USD + 0.400%), 3/25/2037 (b)	8,303,030	6,722,058
Bank of America Funding Trust, Series 2007-2, Class 1A16, 1.087% (1 Month LIBOR USD + 0.600%), 3/25/2037 (b)	4,261,455	3,063,756
Bank of America Funding Trust, Series 2014-R1, Class A2, 1.097% (1 Month LIBOR USD + 0.150%), 6/26/2037 (a)(b)	7,985,389	6,853,548
Bank of America Funding Trust, Series 2007-A, Class 2A1, 0.878% (1 Month LIBOR USD + 0.160%), 2/20/2047 (b)	3,430,730	3,167,284
Bank of America Funding Trust, Series 2007-A, Class 2A5, 0.948% (1 Month LIBOR USD + 0.230%), 2/20/2047 (b)	2,110,590	1,914,687
Bank of America Funding Trust, Series 2007-B, Class A1, 0.928% (1 Month LIBOR USD + 0.210%), 4/20/2047 (b)	5,215,798	4,572,377
Bank of America Funding Trust, Series 2007-C, Class 7A4, 0.938% (1 Month LIBOR USD + 0.220%), 5/20/2047 (b)(d)	3,667,889	3,354,119
Bank of America Mortgage Trust, Series 2007-1, Class 1A4, 6.000%, 3/25/2037	1,732,325	1,607,458
Bayview Financial Mortgage Pass-Through Trust, Series 2005-D, Class APO, 0.000%, 12/28/2035 (e)	637,350	570,685
BCAP LLC, Series 2013-RR1, Class 6A2, 3.905%, 5/28/2036 (a)(h)	5,169,109	4,280,022
BCAP LLC Trust, Series 2013-RR7, Class 4A3, 4.032%, 12/27/2034 (a)(h)	9,013,000	8,969,224
BCAP LLC Trust, Series 2012-RR1, Class 3A4, 5.500%, 10/26/2035 (a)(h)	2,367,779	2,220,716
BCAP LLC Trust, Series 2010-RR6, Class 1410, 4.094%, 12/27/2035 (a)(h)	7,394,956	6,262,603
BCAP LLC Trust, Series 2012-RR4, Class 4A7, 1.227% (1 Month LIBOR USD + 0.280%), 2/26/2036 (a)(b)	2,896,435	1,960,006
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 3.649%, 5/28/2036 (a)(h)	3,186,801	3,048,009
BCAP LLC Trust, Series 2006-AA2, Class A1, 0.657% (1 Month LIBOR USD + 0.170%), 1/25/2037 (b)(d)	12,236,803	10,988,405
BCAP LLC Trust, Series 2012-RR11, Class 1A2, 1.117%, 1/27/2037 (a)(h)	1,589,364	1,474,874
BCAP LLC Trust, Series 2010-RR9, Class 7A2, 3.344%, 1/28/2037 (a)(h)	9,955,127	9,484,369
BCAP LLC Trust, Series 2007-AA3, Class 1A1A, 0.697% (1 Month LIBOR USD + 0.210%), 4/25/2037 (b)	2,086,871	1,919,610
BCAP LLC Trust, Series 2008-IND1, Class A1, 1.687% (1 Month LIBOR USD + 1.200%), 10/25/2047 (b)(i)	27,919,708	26,305,195
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 4.266%, 8/25/2035 (h)	3,807,694	3,486,865
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.711%, 2/25/2036 (h)	389,514	374,757
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 2A1, 4.033%, 7/25/2036 (h)	3,732,656	3,480,135
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 4.169%, 7/25/2036 (h)	889,219	843,086
Bear Stearns ALT-A Trust, Series 2004-5, Class 4A1, 3.325%, 6/25/2034 (h)	793,660	783,363
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 3.990%, 7/25/2035 (h)	1,402,444	1,399,516
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 3.925%, 9/25/2035 (h)(i)	20,861,109	17,742,582
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 4.249%, 9/25/2035 (h)	4,863,536	4,571,884
Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class A2, 0.887% (1 Month LIBOR USD + 0.400%), 11/25/2034 (b)	1,627,343	1,365,726
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 1.487% (1 Month LIBOR USD + 1.000%), 8/25/2035 (b)	2,178,970	1,726,132
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 0.737% (1 Month LIBOR USD + 0.250%), 5/25/2037 (b)	42,132	40,534
Bear Stearns Asset Backed Securities Trust, Series 2007-AC6, Class A1, 6.500%, 10/25/2037	2,549,859	1,797,021
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 1A1, 0.697% (1 Month LIBOR USD + 0.210%), 7/25/2036 (b)	1,026,846	979,656
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 0.667% (1 Month LIBOR USD + 0.180%), 10/25/2036 (b)(i)	33,377,498	31,111,399
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 1A1, 0.647% (1 Month LIBOR USD + 0.160%), 1/25/2037 (b)	7,645,253	7,101,308
BRAVO Residential Funding Trust, Series 2019-2, Class A3, 0.000%, 10/25/2044 (a)(h)	176,162	180,064
BRAVO Residential Funding Trust, Series 2019-NQM1, Class A1, 2.666%, 7/25/2059 (a)(h)	12,853,953	12,784,721
BRAVO Residential Funding Trust, Series 2019-NQM1, Class M1, 2.997%, 7/25/2059 (a)(h)	5,025,000	4,729,857
BRAVO Residential Funding Trust, Series 2019-NQM1, Class B1, 4.006%, 7/25/2059 (a)(h)	4,782,000	4,612,253
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185%, 7/25/2049 (a)(f)	19,699,252	19,351,777
Bunker Hill Loan Depositary Trust, Series 2019-2, Class M1, 3.671%, 7/25/2049 (a)(f)	15,232,000	14,474,238
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.135%, 11/25/2059 (a)(f)	1,301,767	1,274,649
Bunker Hill Loan Depositary Trust, Series 2019-3, Cass M1, 3.269%, 11/25/2059 (a)(f)	14,779,000	13,744,633
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.000%, 11/25/2044 (a)(h)	10,657,091	10,720,223
Chase Mortgage Finance Trust, Series 2006-S2, Class 2A6, 6.000%, 10/25/2036	1,063,222	743,058
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	2,718,610	2,079,620
Chase Mortgage Reference Notes, Series 2019-CL1, Class M2, 2.187% (1 Month LIBOR USD + 1.700%), 4/25/2047 (a)(b)	8,954,976	8,254,598
Chase Mortgage Reference Notes, Series 2019-CL1, Class M4, 3.087% (1 Month LIBOR USD + 2.600%), 4/25/2047 (a)(b)	2,985,576	2,812,389
ChaseFlex Trust, Series 2005-2, Class 5A6, 5.000%, 6/25/2035	2,103,539	1,745,124
ChaseFlex Trust, Series 2007-1, Class 2A10, 0.987% (1 Month LIBOR USD + 0.500%), 2/25/2037 (b)	2,734,796	1,107,297
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	1,897,994	1,444,138
ChaseFlex Trust, Series 2007-2, Class A1, 0.767% (1 Month LIBOR USD + 0.280%), 5/25/2037 (b)	3,396,710	3,154,413
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A2, 0.807% (1 Month LIBOR USD + 0.320%), 5/25/2035 (a)(b)(d)	3,733,903	3,665,308
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-3A, Class A1, 0.737% (1 Month LIBOR USD + 0.250%), 8/27/2035 (a)(b)	2,025,463	2,044,181
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A2, 0.777% (1 Month LIBOR USD + 0.290%), 10/25/2035 (a)(b)(d)	4,967,161	5,004,260
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 0.637% (1 Month LIBOR USD + 0.150%), 1/25/2036 (a)(b)	4,162,631	3,886,886
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 0.687% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)	4,644,466	4,319,247
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-AA, Class A1, 0.687% (1 Month LIBOR USD + 0.200%), 1/25/2036 (a)(b)	3,959,607	3,813,636
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-2A, Class A1, 0.667% (1 Month LIBOR USD + 0.180%), 5/25/2036 (a)(b)	4,536,307	4,223,143
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-3A, Class A2, 0.717% (1 Month LIBOR USD + 0.230%), 7/25/2036 (a)(b)	6,925,987	6,845,050
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.408%, 4/25/2037 (a)(c)(h)(o)	31,178,375	439,085
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A1, 0.697% (1 Month LIBOR USD + 0.210%), 10/25/2046 (a)(b)	1,400,964	1,421,665
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-CA, Class A2, 0.767% (1 Month LIBOR USD + 0.280%), 10/25/2046 (a)(b)	9,294,519	9,074,499
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-1A, Class A1, 0.637% (1 Month LIBOR USD + 0.150%), 12/25/2046 (a)(b)	5,562,861	5,546,568
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A1, 0.617% (1 Month LIBOR USD + 0.130%), 4/25/2047 (a)(b)(d)	14,810,272	14,285,766
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-2A, Class A2, 0.667% (1 Month LIBOR USD + 0.180%), 4/25/2047 (a)(b)	8,436,767	7,470,521
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A1, 0.617% (1 Month LIBOR USD + 0.130%), 11/25/2047 (a)(b)	1,579,287	1,468,775
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2006-4A, Class A2, 0.667% (1 Month LIBOR USD + 0.180%), 11/25/2047 (a)(b)	3,321,385	2,793,032
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2007-1A, Class A1, 0.617% (1 Month LIBOR USD + 0.130%), 2/25/2048 (a)(b)(i)	9,844,353	9,465,454
Citicorp. Mortgage Securities, Inc., Series 2005-2, Class 1APO, 0.000%, 3/25/2035 (e)	37,788	25,545
Citigroup Mortgage Loan Trust, Series 2007-AR1, Class A2, 0.647% (1 Month LIBOR USD + 0.160%), 1/25/2037 (b)	6,401,691	5,417,713
Citigroup Mortgage Loan Trust, Series 2009-5, Class 10A1, 1.197% (1 Month LIBOR USD + 0.250%), 2/25/2037 (a)(b)	2,264,018	515,234
Citigroup Mortgage Loan Trust, Series 2007-6, Class 1A2A, 3.491%, 3/25/2037 (d)(h)	4,332,749	3,733,881
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, 2.720%, 7/25/2049 (a)(h)	13,394,551	13,039,810
Citigroup Mortgage Loan Trust, Inc., Series 2005-12, Class 2A1, 1.287% (1 Month LIBOR USD + 0.800%), 8/25/2035 (a)(b)	3,788,075	3,393,498
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 4.412%, 8/25/2035 (h)	757,777	742,586
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 22A3, 6.000%, 10/25/2035	2,923,739	2,015,786
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 4.620%, 11/25/2035 (h)	2,537,519	2,141,466
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 2A1, 1.147% (1 Month LIBOR USD + 0.200%), 4/25/2038 (a)(b)	950,269	984,127
CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A5, 1.137% (1 Month LIBOR USD + 0.650%), 9/25/2036 (b)	2,559,472	1,920,617
CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1APO, 0.000%, 11/25/2036 (e)	96,078	52,211
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A9, 1.137% (1 Month LIBOR USD + 0.650%), 12/25/2036 (b)	7,198,327	5,104,823
CitiMortgage Alternative Loan Trust, Series 2006-A7, Class 1A1, 6.000%, 12/25/2036 (h)	3,746,528	3,462,541
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A2, 1.037% (1 Month LIBOR USD + 0.550%), 1/25/2037 (b)	12,916,940	9,722,645
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class APO, 0.000%, 3/25/2037 (e)	156,315	80,268
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class 1A2, 1.087% (1 Month LIBOR USD + 0.600%), 3/25/2037 (b)	4,145,678	3,120,642
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class APO, 0.000%, 4/25/2037 (e)	226,573	121,787
CitiMortgage Alternative Loan Trust, Series 2007-A4, Class 1A9, 1.087% (1 Month LIBOR USD + 0.600%), 4/25/2037 (b)	2,590,223	1,870,990
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A3, 0.987% (1 Month LIBOR USD + 0.500%), 5/25/2037 (b)	6,902,691	4,970,034
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A1, 1.087% (1 Month LIBOR USD + 0.600%), 6/25/2037 (b)	2,904,061	2,092,574
COLT Mortgage Loan Trust, Series 2018-2, Class M1, 4.189%, 7/27/2048 (a)(h)	2,191,723	2,199,929
COLT Mortgage Loan Trust, Series 2019-1, Class A3, 4.012%, 3/25/2049 (a)(h)	398,192	390,304
COLT Mortgage Loan Trust, Series 2019-3, Class A1, 2.764%, 8/25/2049 (a)(h)	4,461,586	4,457,316
COLT Mortgage Loan Trust, Series 2020-1, Class A3, 2.897%, 2/25/2050 (a)(h)	11,255,201	10,956,387
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	29,744	30,679
CountryWide Alternative Loan Trust, Series 2004-32CB, Class 2A2, 0.887% (1 Month LIBOR USD + 0.400%), 2/25/2035 (b)	1,093,726	954,806
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035	601,195	575,627
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 2.020%, 6/25/2035 (c)(h)(o)	25,178,590	1,346,576
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 0.533%, 7/20/2035 (c)(h)(o)	16,517,450	485,035
CountryWide Alternative Loan Trust, Series 2005-24, Class 4A1, 0.903% (1 Month LIBOR USD + 0.230%), 7/20/2035 (b)	6,335,632	6,087,776
CountryWide Alternative Loan Trust, Series 2005-24, Class 2A1A, 3.180% (12 Month US Treasury Average + 1.310%), 7/20/2035 (b)	787,556	724,550
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A7, 0.787% (1 Month LIBOR USD + 0.300%), 7/25/2035 (b)(i)	7,305,714	5,696,273
CountryWide Alternative Loan Trust, Series 2005-27, Class 2X1, 0.457%, 8/25/2035 (c)(h)(o)	31,738,425	1,140,171
CountryWide Alternative Loan Trust, Series 2005-J12, Class 2A1, 1.027% (1 Month LIBOR USD + 0.540%), 8/25/2035 (b)	7,241,567	4,706,874
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A4, 2.722%, 8/25/2035 (h)	1,040,608	915,417
CountryWide Alternative Loan Trust, Series 2005-27, Class 1A5, 2.812%, 8/25/2035 (h)	828,303	826,073
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	911,458	738,473
CountryWide Alternative Loan Trust, Series 2005-41, Class 1A1, 0.817% (1 Month LIBOR USD + 0.330%), 9/25/2035 (b)	823,917	736,527
CountryWide Alternative Loan Trust, Series 2005-37T1, Class A5, 0.937% (1 Month LIBOR USD + 0.450%), 9/25/2035 (b)	8,171,684	5,894,089
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 1.379%, 9/25/2035 (c)(h)(o)	83,311,737	2,971,980
CountryWide Alternative Loan Trust, Series 2005-41, Class 2X2, 2.162%, 9/25/2035 (c)(h)(o)	5,029,713	314,020
CountryWide Alternative Loan Trust, Series 2005-42CB, Class A4, 1.167% (1 Month LIBOR USD + 0.680%), 10/25/2035 (b)	2,062,857	1,543,004
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 2.009%, 11/20/2035 (c)(h)(o)	20,790,238	1,365,981
CountryWide Alternative Loan Trust, Series 2005-51, Class 4X, 2.227%, 11/20/2035 (c)(h)(o)	26,189,141	1,692,657
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 2.749%, 11/20/2035 (c)(h)(o)	30,370,533	2,483,064
CountryWide Alternative Loan Trust, Series 2005-56, Class 3A1, 0.777% (1 Month LIBOR USD + 0.290%), 11/25/2035 (b)	434,871	397,793
CountryWide Alternative Loan Trust, Series 2005-J11, Class 1A4, 0.887% (1 Month LIBOR USD + 0.400%), 11/25/2035 (b)	4,271,973	2,723,742
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 1.367%, 11/25/2035 (c)(h)(o)	34,983,507	2,224,566
CountryWide Alternative Loan Trust, Series 2005-63, Class 3A1, 3.643%, 11/25/2035 (h)	3,068,711	2,870,125
CountryWide Alternative Loan Trust, Series 2005-61, Class 1A1, 1.007% (1 Month LIBOR USD + 0.520%), 12/25/2035 (b)	2,304,141	2,213,079
CountryWide Alternative Loan Trust, Series 2005-70CB, Class A4, 5.500%, 12/25/2035	5,918,241	5,309,177
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	2,468,132	2,191,099
CountryWide Alternative Loan Trust, Series 2005-75CB, Class A3, 5.500%, 1/25/2036	1,984,694	1,775,862
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 1.851%, 5/25/2036 (c)(h)(o)	26,372,899	1,761,235
CountryWide Alternative Loan Trust, Series 2006-24CB, Class A5, 1.087% (1 Month LIBOR USD + 0.600%), 8/25/2036 (b)	5,407,421	3,143,864
CountryWide Alternative Loan Trust, Series 2006-19CB, Class A9, 1.187% (1 Month LIBOR USD + 0.700%), 8/25/2036 (b)	2,881,349	1,778,524
CountryWide Alternative Loan Trust, Series 2006-26CB, Class A15, 6.000% (1 Month LIBOR USD + 0.550%), 9/25/2036 (b)	819,617	631,536
CountryWide Alternative Loan Trust, Series 2006-29T1, Class 2A13, 0.787% (1 Month LIBOR USD + 0.300%), 10/25/2036 (b)	2,360,050	1,378,090
CountryWide Alternative Loan Trust, Series 2006-27CB, Class A4, 6.000%, 11/25/2036	894,653	778,560
CountryWide Alternative Loan Trust, Series 2006-36T2, Class 1A4, 5.750%, 12/25/2036	8,769,737	5,692,199
CountryWide Alternative Loan Trust, Series 2006-40T1, Class 1A5, 6.000%, 1/25/2037	812,787	686,449
CountryWide Alternative Loan Trust, Series 2006-J8, Class A2, 6.000%, 2/25/2037	3,592,027	2,303,671
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 1.473%, 3/20/2046 (c)(h)(o)	16,837,190	776,716
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 0.696%, 8/25/2046 (c)(h)(o)	33,925,564	1,764,536
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XPP, 0.873%, 8/25/2046 (c)(h)(o)	20,655,066	786,855
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2A1, 2.489% (11th District Cost of Funds Index + 1.500%), 12/20/2046 (b)	2,273,124	1,906,499
CountryWide Alternative Loan Trust, Series 2007-OA3, Class 1A1, 0.627% (1 Month LIBOR USD + 0.140%), 4/25/2047 (b)	6,265,759	5,830,639
CountryWide Alternative Loan Trust, Series 2007-HY7C, Class A4, 0.717% (1 Month LIBOR USD + 0.230%), 8/25/2047 (b)	941,504	851,231
CountryWide Alternative Loan Trust, Series 2007-20, Class A1, 0.987% (1 Month LIBOR USD + 0.500%), 8/25/2047 (b)	4,437,750	2,195,878
CountryWide Alternative Loan Trust, Series 2007-OA10, Class X, 2.000%, 9/25/2047 (c)(h)(o)	3,279,883	191,499
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 1.337%, 12/20/2035 (a)(h)(o)	20,929,932	1,115,168
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 1.705%, 12/20/2035 (a)(h)(o)	67,247,006	3,051,467
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A3, 1.227% (1 Month LIBOR USD + 0.740%), 2/25/2035 (b)	2,164,475	2,034,169
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1X, 1.428%, 2/25/2035 (c)(h)(o)	21,483,865	679,384
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.857%, 3/25/2035 (c)(h)(o)	1,428,587	37,488
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 1A1, 1.127% (1 Month LIBOR USD + 0.640%), 3/25/2035 (b)	1,168,673	1,075,050
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 2.079%, 3/25/2035 (c)(h)(o)	13,551,723	551,420
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 2.363%, 3/25/2035 (c)(h)(o)	6,077,506	496,162
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Clas 3A2, 2.885%, 3/25/2035 (h)	5,252,820	4,481,659
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 4X, 2.020%, 4/25/2035 (c)(h)(o)	11,040,205	255,404
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 3A1, 3.493%, 3/20/2036 (h)	7,145,995	6,202,988
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-8, Class 1A1, 6.000%, 5/25/2036	2,461,455	2,190,038
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.172%, 7/25/2036 (c)(h)(o)	34,738,102	194,464
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A1, 6.000%, 5/25/2037	1,893,170	1,474,833
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-7, Class A3, 5.750%, 6/25/2037	1,025,922	823,899
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-J2, Class 2A1, 1.137% (1 Month LIBOR USD + 0.650%), 7/25/2037 (b)	5,741,185	1,988,999
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-18, Class 2A1, 6.500%, 11/25/2037	2,290,076	1,444,699
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-8, Class 1A12, 5.875%, 1/25/2038	3,857,552	3,036,449
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 2A1, 5.250%, 8/25/2035 (i)	11,121,019	8,242,132
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 0.837% (1 Month LIBOR USD + 0.350%), 10/25/2035 (b)	1,376,472	1,152,741
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	3,266,396	2,713,219
Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.830%, 8/26/2058 (a)	7,900,510	7,920,380
Credit Suisse Mortgage Trust, Series 2015-6R, Class 1A2, 4.251%, 7/27/2035 (a)(h)	6,761,434	5,314,278
Credit Suisse Mortgage Trust, Series 2010-20R, Class 5A4, 3.500%, 9/27/2035 (a)(h)	6,237,017	6,479,531
Credit Suisse Mortgage Trust, Series 2014-3R, Class 1A1, 2.273% (1 Month LIBOR USD + 0.450%), 3/27/2036 (a)(b)	391,142	391,168
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A1, 1.187% (1 Month LIBOR USD + 0.700%), 5/25/2036 (b)	2,362,629	1,344,060
CSMC Mortgage-Backed Trust, Series 2006-4, Class 1A3, 6.000%, 5/25/2036	1,544,313	1,191,048
CSMC Mortgage-Backed Trust, Series 2006-9, Class 2A1, 5.500%, 11/25/2036	652,188	588,931
CSMC Series, Series 2019-NQM1, Class M1, 3.388%, 10/25/2059 (a)(h)	11,610,200	11,725,733
CSMC Series, Series 2019-NQM1, Class B1, 3.890%, 10/25/2059 (a)(h)	4,897,425	3,975,930
CSMC Trust, Series 2020-RPL2, Class A12, 4.000%, 1/25/2046 (a)	23,250,000	22,087,500
CSMC Trust, Series 2019-AFC1, Class M1, 3.061%, 8/25/2049 (a)(h)	11,155,839	10,522,834
CSMC Trust, Series 2019-AFC1, Class B1, 4.065%, 8/25/2049 (a)(h)	6,465,143	4,804,765
CSMC Trust, Series 2020-AFC1, Class A3, 2.514%, 2/25/2050 (a)(h)	8,853,118	8,546,119
CSMC Trust, Series 2018-RPL3, 3.416%, 7/25/2050 (a)(c)	14,280,671	13,192,598
CSMC Trust, Series 2019-RPL8, Class A2, 4.182%, 10/25/2058 (a)(f)	15,513,550	14,156,921
CSMC Trust, Series 2019-RPL9, Class A2, 3.036%, 10/25/2059 (a)(f)	17,699,800	15,573,541
CSMC Trust, Series 2019-RPL10, Class A2, 3.158%, 12/25/2059 (a)(d)(f)	30,776,200	26,734,731
CSMCM Trust, Series 2018-RPL1, Class CERT, 3.118%, 7/25/2057 (a)(c)	17,399,623	14,246,481
CSMCM Trust, Series 2018-SP3, Class CERT, 3.622%, 9/25/2058 (a)	18,341,114	17,195,712
Deephaven Residential Mortgage Trust, Series 2017-1A, Class M1, 4.498%, 12/26/2046 (a)(h)	3,250,000	3,180,131
Deephaven Residential Mortgage Trust, Series 2017-2A, Class A3, 2.708%, 6/25/2047 (a)(h)	855,229	847,585
Deephaven Residential Mortgage Trust, Series 2017-2A, Class M1, 3.897%, 6/25/2047 (a)(h)	5,077,154	4,955,947
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (a)(h)	6,050,570	5,792,259
Deephaven Residential Mortgage Trust, Series 2017-3A, Class M1, 3.511%, 10/25/2047 (a)(h)	3,830,165	3,858,907
Deephaven Residential Mortgage Trust, Series 2017-3A, Class B1, 4.814%, 10/25/2047 (a)(h)	1,729,894	1,571,166
Deephaven Residential Mortgage Trust, Series 2018-2A, Class M1, 4.375%, 4/25/2058 (a)(h)	3,328,524	3,255,340
Deephaven Residential Mortgage Trust, Series 2018-2A, Class B1, 4.776%, 4/25/2058 (a)(h)	3,178,762	3,084,849
Deephaven Residential Mortgage Trust, Series 2018-4A, Class B2, 6.125%, 10/25/2058 (a)(h)	6,710,000	6,018,280
Deephaven Residential Mortgage Trust, Series 2019-1A, Class B1, 5.252%, 1/25/2059 (a)(h)	7,162,000	7,044,335
Deephaven Residential Mortgage Trust, Series 2019-1A, Class B2, 6.037%, 1/25/2059 (a)(h)	5,500,000	5,295,400
Deephaven Residential Mortgage Trust, Series 2019-3A, Class A1, 2.964%, 7/25/2059 (a)(h)	2,136,337	2,137,562
Deephaven Residential Mortgage Trust, Series 2019-3A, Class B1, 4.258%, 7/25/2059 (a)(h)	3,000,000	2,892,177
Deephaven Residential Mortgage Trust, Series 2019-4A, Class A1, 2.791%, 10/25/2059 (a)(h)	6,892,865	6,833,365
Deustche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	396,718	321,291
Deutchse Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A4, 0.622% (1 Month LIBOR USD + 0.135%), 3/25/2037 (b)	1,061,112	1,069,549
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-2, Class 1A5, 0.987% (1 Month LIBOR USD + 0.500%), 4/25/2035 (b)	549,867	502,574
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 0.797% (1 Month LIBOR USD + 0.310%), 8/25/2035 (b)	3,037,006	2,732,695
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 3.863%, 10/25/2035 (h)	5,915,601	5,249,640
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	2,634,223	2,206,349
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A4, 5.500%, 12/25/2035	616,483	599,596
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.781%, 2/25/2036 (h)	752,927	675,574
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 0.607% (1 Month LIBOR USD + 0.120%), 8/25/2036 (b)(i)	4,403,808	4,026,190
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A4, 0.657% (1 Month LIBOR USD + 0.170%), 2/25/2037 (b)	642,678	611,264
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A6, 0.677% (1 Month LIBOR USD + 0.190%), 2/25/2037 (b)	2,172,879	1,888,747
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A4, 0.727% (1 Month LIBOR USD + 0.240%), 3/25/2037 (b)	74,705,946	7,715,331
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AB1, Class PO, 0.000%, 4/25/2037 (c)(e)	801,634	519,890
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A5, 0.687% (1 Month LIBOR USD + 0.200%), 6/25/2037 (b)	17,443,971	14,754,285
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A4, 0.837% (1 Month LIBOR USD + 0.350%), 6/25/2037 (b)(d)	27,197,405	23,523,906
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A1, 0.607% (1 Month LIBOR USD + 0.120%), 1/25/2047 (b)(i)	12,039,422	10,887,358
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 0.667% (1 Month LIBOR USD + 0.180%), 1/25/2047 (b)	623,927	534,099
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-OA1, Class A1, 0.687% (1 Month LIBOR USD + 0.200%), 2/25/2047 (b)	9,431,873	8,594,634
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, 0.617% (1 Month LIBOR USD + 0.130%), 8/25/2047 (b)	8,704,064	8,141,547
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 1A1A, 0.677% (1 Month LIBOR USD + 0.190%), 8/25/2047 (b)	9,572,003	9,203,519
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5, Class A1A, 0.687% (1 Month LIBOR USD + 0.200%), 8/25/2047 (b)	2,092,739	1,930,263
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class 2A1, 0.687% (1 Month LIBOR USD + 0.200%), 8/25/2047 (b)(i)	15,891,548	15,261,798
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA4, Class A4, 0.697% (1 Month LIBOR USD + 0.210%), 8/25/2047 (b)(d)	27,227,550	25,969,337
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2D, 5.720%, 2/25/2036 (h)	5,759,171	5,601,773
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A5B, 5.134%, 6/25/2036 (f)	567,536	527,043
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.134%, 6/25/2036 (h)	818,393	770,941
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.134%, 6/25/2036 (h)	582,942	558,372
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.134%, 6/25/2036 (h)	4,837,500	4,596,859
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 5.134%, 6/25/2036 (h)	2,593,656	2,480,196
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A1, 6.250%, 7/25/2036 (h)	288,028	265,194
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (f)	279,227	254,501
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (h)(i)	2,878,437	2,648,156
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.000%, 10/25/2036 (f)(i)	9,023,113	8,584,509
Deutsche Mortgage Securities, Inc. REMIC Trust, Series 2009-RS6, Class A2B, 3.715%, 8/25/2037 (a)(h)(i)	15,792,213	14,157,940
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 3.787%, 6/27/2037 (a)(h)(i)	20,342,067	20,778,079
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.000%, 3/19/2045	1	503,242
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A, 0.918% (1 Month LIBOR USD + 0.200%), 10/19/2036 (b)(d)	25,614,800	22,459,261
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 1A1A, 0.858% (1 Month LIBOR USD + 0.140%), 3/19/2037 (b)(i)	48,384,162	43,418,641
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A, 0.858% (1 Month LIBOR USD + 0.140%), 3/19/2037 (b)(i)	34,170,449	31,876,723
DSLA Mortgage Loan Trust, Series 2004-AR1, Class A2A, 1.538% (1 Month LIBOR USD + 0.820%), 9/19/2044 (b)	1,213,495	1,141,488
DSLA Mortgage Loan Trust, Series 2004-AR1, Class X2, 2.313%, 9/19/2044 (c)(h)(o)	24,948,760	909,183
DSLA Mortgage Loan Trust, Series 2004-AR2, Class C, 0.000%, 11/19/2044	1,000	1
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 2.328%, 11/19/2044 (c)(h)(o)	25,825,619	1,759,370
DSLA Mortgage Loan Trust, Series 2004-AR4, Class X2, 2.296%, 1/19/2045 (c)(h)(o)	22,531,790	353,501
DSLA Mortgage Loan Trust, Series 2005-AR1, Class C, 0.000%, 2/19/2045 (l)	1,000,000	9,517
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 1.258% (1 Month LIBOR USD + 0.540%), 3/19/2045 (b)(i)	27,268,892	24,561,855
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.604%, 3/19/2045 (c)(h)(o)	41,260,759	1,102,075
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.928% (1 Month LIBOR USD + 0.210%), 6/19/2045 (b)	6,974,528	6,798,414
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1C, 0.938% (1 Month LIBOR USD + 0.220%), 6/19/2045 (b)	3,813,825	3,601,017
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 0.978% (1 Month LIBOR USD + 0.260%), 8/19/2045 (b)	1,965,012	1,872,169
DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 0.978% (1 Month LIBOR USD + 0.260%), 8/19/2045 (b)	259,845	216,568
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 2.790% (12 Month US Treasury Average + 0.920%), 3/19/2046 (b)	17,648,873	16,414,828
Ellington Financial Mortgage Trust, Series 2019-2, Class M1, 3.469%, 11/25/2059 (a)(h)	3,000,000	2,819,466
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 3.505%, 11/25/2035 (h)	2,178,918	1,940,843
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	10,261	8,908
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A8, 0.987% (1 Month LIBOR USD + 0.500%), 4/25/2036 (b)	4,728,189	2,392,265
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1, Class 1A12, 6.000%, 4/25/2036	279,931	225,633
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 3.364%, 5/25/2036 (h)	725,901	632,930
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A3, 6.000%, 7/25/2036	9,181,470	7,411,990
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A2, 6.000%, 7/25/2036	1,724,797	1,318,609
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A13, 6.000%, 7/25/2036	1,774,535	1,356,633
First Horizon Alternative Mortgage Securities Trust, Series 2007-FA5, Class A9, 7.000%, 11/25/2037	11,551,159	6,855,971
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 4.606%, 9/25/2035 (h)	82,058	75,592
Flagstar Mortgage Trust, Series 2019-2, Class A11, 3.500%, 12/25/2049 (a)(d)(h)	8,653,023	8,826,732
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A3, 1.198% (1 Month LIBOR USD + 0.480%), 8/19/2034 (b)	2,349	2,331
FWD Securitization Trust, Series 2019-INV1, Class A3, 3.110%, 6/25/2049 (a)(h)	6,143,684	6,260,470
FWD Securitization Trust, Series 2020-INV1, Class A2, 2.340%, 1/25/2050 (a)(h)	3,743,553	3,938,795
Galton Funding Mortgage Trust, Series 2019-2, Class A32, 3.500%, 6/25/2059 (a)(h)	10,190,501	10,483,722
GCAT Trust, Series 2019-NQM3, Class A3, 3.043%, 11/25/2059 (a)(h)	9,671,920	9,439,881
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.958%, 9/19/2035 (h)	185,637	174,474
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.779%, 4/19/2036 (h)	1,141,913	1,014,332
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1, 0.667% (1 Month LIBOR USD + 0.180%), 1/25/2037 (b)	12,666,320	11,745,529
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.647% (1 Month LIBOR USD + 0.160%), 2/25/2037 (b)	1,165,424	1,213,519
GreenPoint Mortgage Funding Trust, Series 2007-AR2, Class 2A1, 0.687% (1 Month LIBOR USD + 0.200%), 5/25/2037 (b)	5,267,778	4,967,573
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.707% (1 Month LIBOR USD + 0.220%), 6/25/2037 (b)	4,392,531	4,272,386
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 1.107% (1 Month LIBOR USD + 0.620%), 10/25/2045 (b)	1,942,652	1,795,904
GreenPoint MTA Trust, Series 2005-AR1, Class X1, 2.412%, 6/25/2045 (c)(h)(o)	11,195,315	497,509
GreenPoint MTA Trust, Series 2005-AR3, Class X1, 2.487%, 8/25/2045 (c)(h)(o)	31,666,443	2,131,532
GS Mortgage-Backed Securities Trust, Series 2019-SL1, Class A2, 2.875%, 1/25/2059 (a)(h)	4,500,000	4,491,058
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 0.737% (1 Month LIBOR USD + 0.250%), 12/25/2035 (b)	2,019,273	1,549,899
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 0.837% (1 Month LIBOR USD + 0.350%), 12/25/2035 (b)	4,608,558	4,317,850
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 0.737% (1 Month LIBOR USD + 0.250%), 1/25/2036 (b)	2,565,132	1,555,902
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (h)	10,973,880	5,223,435
GSAA Home Equity Trust, Series 2006-12, Class A3A, 0.987% (1 Month LIBOR USD + 0.500%), 8/25/2036 (b)	1,642,277	943,987
GSAA Home Equity Trust, Series 2006-16, Class A2, 0.657% (1 Month LIBOR USD + 0.170%), 10/25/2036 (b)	1,752,486	771,597
GSAA Home Equity Trust, Series 2006-18, Class AF3A, 5.772%, 11/25/2036 (h)	7,939,883	4,200,682
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 0.667% (1 Month LIBOR USD + 0.180%), 1/25/2037 (b)	13,399,335	6,925,822
GSAA Home Equity Trust, Series 2006-20, Class A4A, 0.717% (1 Month LIBOR USD + 0.230%), 1/25/2037 (b)	3,463,449	2,183,472
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 0.657% (1 Month LIBOR USD + 0.170%), 2/25/2037 (b)	2,234,203	1,145,992
GSAA Home Equity Trust, Series 2007-4, Class A2, 0.687% (1 Month LIBOR USD + 0.200%), 3/25/2037 (b)	1,472,920	732,985
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 5.983%, 3/25/2037 (f)	2,352,454	1,137,287
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 0.607% (1 Month LIBOR USD + 0.120%), 5/25/2037 (b)	4,908,207	4,454,915
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 5/25/2037 (f)	5,802,769	3,704,697
GSAA Home Equity Trust, Series 2007-10, Class A2A, 6.500%, 11/25/2037	2,741,121	1,874,749
GSAA Resecuritization Mortgage Trust, Series 2005-R1, Class 1A1, 0.987% (1 Month LIBOR USD + 0.500%), 4/25/2035 (a)(b)	1,668,889	1,214,237
GSAA Trust, Series 2007-3, Class 1A1A, 0.557% (1 Month LIBOR USD + 0.070%), 3/25/2037 (b)	7,706,557	5,425,655
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B2, 0.900% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	4,856,240
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B1, 0.900% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	5,157,553
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B3, 0.900% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,707,000	4,135,789
GSMSC Resecuritization Trust, Series 2014-5R, Class 3B4, 0.900% (1 Month LIBOR USD + 0.150%), 2/26/2037 (a)(b)	5,709,149	2,975,860
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 3.587%, 5/25/2035 (h)	1,438,481	1,472,118
GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 4.092%, 5/25/2035 (h)	1,896,771	1,837,383
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A1, 0.987% (1 Month LIBOR USD + 0.500%), 7/25/2035 (b)	986,732	927,468
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.085%, 10/25/2035 (h)	1,296,054	1,008,239
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	1,438,842	1,190,127
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	468,819	374,044
GSR Mortgage Loan Trust, Series 2006-6F, Class 3A1, 6.500%, 7/25/2036	8,666,667	6,379,377
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.793%, 3/25/2037 (h)	8,354,532	7,420,880
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3, 6.000%, 3/25/2037	505,601	429,561
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A7, 6.000%, 3/25/2037	10,987,849	9,305,082
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 0.787% (1 Month LIBOR USD + 0.300%), 4/25/2037 (b)	6,358,026	2,484,799
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (c)(h)(o)	3,067,174	36,242
HarborView Mortgage Loan Trust, Series 2004-8, Class 2A4A, 1.518% (1 Month LIBOR USD + 0.800%), 11/19/2034 (b)	275,283	259,653
HarborView Mortgage Loan Trust, Series 2004-9, Class 4A2, 1.498% (1 Month LIBOR USD + 0.780%), 12/19/2034 (b)	3,834,790	3,437,843
HarborView Mortgage Loan Trust, Series 2004-11, Class X1, 2.150%, 1/19/2035 (c)(h)(o)	9,552,955	213,881
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 2.052%, 3/19/2035 (c)(h)(o)	11,129,415	738,259
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 2.434%, 6/19/2035 (c)(h)(o)	77,819,763	3,372,008
HarborView Mortgage Loan Trust, Series 2005-4, Class 3A1, 4.251%, 7/19/2035 (h)	1,179,229	1,064,720
HarborView Mortgage Loan Trust, Series 2005-8, Class 2A2A, 3.370% (12 Month US Treasury Average + 1.500%), 9/19/2035 (b)	2,500,941	2,309,484
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 1.259%, 10/19/2035 (c)(h)(o)	11,839,253	504,305
HarborView Mortgage Loan Trust, Series 2005-16, Class 3A1A, 1.218% (1 Month LIBOR USD + 0.500%), 1/19/2036 (b)	1,393,919	1,098,010
HarborView Mortgage Loan Trust, Series 2005-13, Class X, 1.440%, 2/19/2036 (c)(h)(o)	28,296,704	427,393
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.898% (1 Month LIBOR USD + 0.180%), 11/19/2036 (b)(i)	27,331,647	25,989,664
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 0.888% (1 Month LIBOR USD + 0.170%), 12/19/2036 (b)	3,400,240	2,882,887
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A2A, 0.908% (1 Month LIBOR USD + 0.190%), 12/19/2036 (b)(i)	39,418,962	37,109,996
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A13, 0.958% (1 Month LIBOR USD + 0.240%), 12/19/2036 (b)	1,539,412	1,446,296
HarborView Mortgage Loan Trust, Series 2006-SB1, Class A1A, 2.720% (12 Month US Treasury Average + 0.850%), 12/19/2036 (b)	8,998,113	8,393,458
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.868% (1 Month LIBOR USD + 0.150%), 2/19/2037 (b)(d)	24,090,430	20,222,061
HarborView Mortgage Loan Trust, Series 2007-1, Class 2A1A, 0.848% (1 Month LIBOR USD + 0.130%), 3/19/2037 (b)(d)	41,300,212	39,091,973
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 0.647% (1 Month LIBOR USD + 0.160%), 4/25/2037 (b)(i)	22,038,548	19,420,941
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.918% (1 Month LIBOR USD + 0.200%), 5/19/2037 (b)(i)	35,805,954	34,427,747
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 0.908% (1 Month LIBOR USD + 0.190%), 8/19/2037 (b)	2,569,777	2,461,098
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A, 0.918% (1 Month LIBOR USD + 0.200%), 8/19/2037 (b)(i)	24,969,110	22,484,734
HarborView Mortgage Loan Trust, Series 2007-5, Class A1A, 0.908% (1 Month LIBOR USD + 0.190%), 9/19/2037 (b)	6,729,357	6,355,548
HarborView Mortgage Loan Trust, Series 2007-7, Class 1A1, 1.487% (1 Month LIBOR USD + 1.000%), 10/25/2037 (b)	21,869,549	20,448,182
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 2.327%, 8/19/2045 (c)(h)(o)	15,480,552	546,742
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 0.988% (1 Month LIBOR USD + 0.270%), 10/20/2045 (b)	3,665,798	3,567,375
HarborView Mortgage Loan Trust, Series 2005-15, Class 3A11, 3.870% (12 Month US Treasury Average + 2.000%), 10/20/2045 (b)	5,548,985	5,122,390
HarborView Mortgage Loan Trust, Series 2006-4, Class X1, 2.557%, 5/19/2046 (c)(h)(o)	9,365,324	692,650
HarborView Mortgage Loan Trust, Series 2006-13, Class A, 0.898% (1 Month LIBOR USD + 0.180%), 11/19/2046 (b)	8,361,932	7,132,979
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.737% (1 Month LIBOR USD + 0.250%), 3/25/2035 (b)(d)	7,963,606	7,154,894
HomeBanc Mortgage Trust, Series 2005-1, Class A2, 0.797% (1 Month LIBOR USD + 0.310%), 3/25/2035 (b)	316,569	278,825
HomeBanc Mortgage Trust, Series 2005-3, Class A1, 0.727% (1 Month LIBOR USD + 0.240%), 7/25/2035 (b)(i)	1,768,085	1,776,747
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 0.817% (1 Month LIBOR USD + 0.330%), 10/25/2035 (b)	812,983	809,132
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 0.747% (1 Month LIBOR USD + 0.260%), 1/25/2036 (b)	4,131,334	4,046,224
HomeBanc Mortgage Trust, Series 2006-2, Class A1, 0.667% (1 Month LIBOR USD + 0.180%), 12/25/2036 (b)	759,018	751,581
HomeBanc Mortgage Trust, Series 2006-2, Class A2, 0.707% (1 Month LIBOR USD + 0.220%), 12/25/2036 (b)	1,896,348	1,876,387
HomeBanc Mortgage Trust, Series 2006-1, Class 3A2, 3.642%, 4/25/2037 (h)	7,204,091	6,479,619
Homeward Opportunities Fund I Trust, Series 2018-1, Class A3, 3.999%, 6/25/2048 (a)(h)	612,077	607,685
Homeward Opportunities Fund I Trust, Series 2018-1, Class B1, 5.295%, 6/25/2048 (a)(h)	3,964,213	3,376,958
Homeward Opportunities Fund I Trust, Series 2019-1, Class B1, 4.800%, 1/25/2059 (a)(h)	650,000	611,160
Homeward Opportunities Fund I Trust, Series 2019-2, Class A1, 2.702%, 8/25/2059 (a)(h)	1,876,436	1,872,120
Homeward Opportunities Fund I Trust, Series 2019-2, Class A3, 3.007%, 9/25/2059 (a)(h)	11,788,343	11,522,539
HSI Asset Loan Obligation Trust, Series 2007-AR1, Class 2A1, 3.992%, 1/25/2037 (h)	803,281	690,921
IMPAC CMB Trust, Series 2004-6, Class 1A2, 1.267% (1 Month LIBOR USD + 0.780%), 10/25/2034 (b)	3,227,438	3,135,472
IMPAC CMB Trust, Series 2004-10, Class 3A1, 1.187% (1 Month LIBOR USD + 0.700%), 3/25/2035 (b)	497,385	458,420
IMPAC CMB Trust, Series 2005-3, Class A3, 0.847% (1 Month LIBOR USD + 0.360%), 8/25/2035 (b)(d)	8,502,812	7,836,260
IMPAC CMB Trust, Series 2005-3, Class A1, 0.967% (1 Month LIBOR USD + 0.480%), 8/25/2035 (b)	9,308,981	8,558,249
IMPAC CMB Trust, Series 2005-6, Class 1A2, 0.767% (1 Month LIBOR USD + 0.280%), 10/25/2035 (b)	2,998,770	2,864,071
IMPAC CMB Trust, Series 2005-6, Class 1A1, 0.987% (1 Month LIBOR USD + 0.500%), 10/25/2035 (b)(d)	28,208,615	27,150,595
IMPAC CMB Trust, Series 2005-7, Class A2, 0.767% (1 Month LIBOR USD + 0.280%), 11/25/2035 (b)	2,858,651	2,583,185
IMPAC CMB Trust, Series 2005-7, Class A1, 1.007% (1 Month LIBOR USD + 0.520%), 11/25/2035 (b)(i)	23,919,322	22,705,823
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2D, 0.917% (1 Month LIBOR USD + 0.430%), 3/25/2036 (b)	1,036,072	858,903
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 0.657% (1 Month LIBOR USD + 0.170%), 8/25/2036 (b)	10,724,284	9,222,198
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 0.767% (1 Month LIBOR USD + 0.280%), 8/25/2036 (b)(i)	4,999,274	3,724,564
IMPAC Secured Assets Trust, Series 2006-3, Class A1, 0.657% (1 Month LIBOR USD + 0.170%), 11/25/2036 (b)	11,773,940	10,536,393
IMPAC Secured Assets Trust, Series 2006-3, Class A7, 0.757% (1 Month LIBOR USD + 0.270%), 11/25/2036 (b)	22,793,904	16,110,458
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 0.677% (1 Month LIBOR USD + 0.190%), 1/25/2037 (b)	11,156,164	9,170,835
IMPAC Secured Assets Trust, Series 2006-4, Class A2C, 0.747% (1 Month LIBOR USD + 0.260%), 1/25/2037 (b)(d)	33,482,374	29,183,371
IMPAC Secured Assets Trust, Series 2007-1, Class A2, 0.647% (1 Month LIBOR USD + 0.160%), 3/25/2037 (b)(d)	3,037,185	2,861,049
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 0.867% (1 Month LIBOR USD + 0.380%), 5/25/2037 (b)(d)	20,534,134	14,942,279
IndyMac Index Mortgage Loan Trust, Series 2004-AR2, Class AX2, 3.855%, 6/25/2034 (c)(h)(o)	11,324,210	9,156,292
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 1.287% (1 Month LIBOR USD + 0.800%), 11/25/2034 (b)	659,623	618,821
IndyMac Index Mortgage Loan Trust, Series 2005-AR2, Class AX2, 1.876%, 2/25/2035 (c)(h)(o)	18,055,627	977,333
IndyMac Index Mortgage Loan Trust, Series 2005-AR4, Class AX2, 1.815%, 3/25/2035 (c)(h)(o)	23,046,924	1,101,251
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 0.967% (1 Month LIBOR USD + 0.480%), 4/25/2035 (b)	3,182,299	2,916,272
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class 2A1A, 0.947% (1 Month LIBOR USD + 0.460%), 5/25/2035 (b)	6,527,035	6,082,570
IndyMac Index Mortgage Loan Trust, Series 2005-AR8, Class AX2, 2.160%, 5/25/2035 (c)(h)(o)	41,875,936	1,432,701
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class 2A1, 3.340%, 5/25/2035 (h)	1,408,334	1,294,088
IndyMac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 3.809%, 6/25/2035 (h)	1,586,160	1,516,493
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 2.158%, 7/25/2035 (c)(h)(o)	30,034,195	876,848
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2X, 1.873%, 8/25/2035 (c)(h)(o)	33,627,316	1,509,261
IndyMac Index Mortgage Loan Trust, Series 2005-AR13, Class 1A1, 3.760%, 8/25/2035 (h)	2,973,635	2,481,123
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1, 3.399%, 10/25/2035 (h)	6,298,393	5,529,901
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 3.590%, 6/25/2036 (h)	848,425	820,443
IndyMac Index Mortgage Loan Trust, Series 2006-AR15, Class A2, 0.697% (1 Month LIBOR USD + 0.210%), 7/25/2036 (b)	5,499,040	4,999,881
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 3.712%, 7/25/2036 (h)	4,842,476	4,158,214
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 5A2, 3.785%, 8/25/2036 (d)(h)	10,577,274	9,659,738
IndyMac Index Mortgage Loan Trust, Series 2006-AR25, Class 5A1, 3.534%, 9/25/2036 (h)	7,383,002	6,564,257
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 0.687% (1 Month LIBOR USD + 0.200%), 10/25/2036 (b)	5,359,575	4,805,036
IndyMac Index Mortgage Loan Trust, Series 2006-AR31, Class A3, 3.676%, 11/25/2036 (h)	4,229,958	3,999,049
IndyMac Index Mortgage Loan Trust, Series 2006-AR35, Class 2A1A, 0.657% (1 Month LIBOR USD + 0.170%), 1/25/2037 (b)	9,775,116	8,740,538
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 3A1, 3.121%, 3/25/2037 (h)	1,469,641	1,323,672
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 3.508%, 6/25/2037 (h)	6,956,758	5,825,818
IndyMac Index Mortgage Loan Trust, Series 2007-AR9, Class 2A1, 3.776%, 6/25/2037 (h)	4,656,380	3,476,034
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A1, 4.237%, 6/25/2037 (h)	871,116	782,114
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 2A1, 0.667% (1 Month LIBOR USD + 0.180%), 7/25/2037 (b)	9,492,962	8,873,327
IndyMac Index Mortgage Loan Trust, Series 2007-FLX4, Class 1A1, 0.687% (1 Month LIBOR USD + 0.200%), 7/25/2037 (b)(i)	18,506,223	16,894,646
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 3.454%, 7/25/2037 (h)	4,286,481	3,457,999
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 0.667% (1 Month LIBOR USD + 0.180%), 8/25/2037 (b)	5,100,484	4,884,316
IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class AX, 2.257%, 7/25/2045 (c)(h)(o)	22,470,400	1,136,103
IndyMac Index Mortgage Loan Trust, Series 2006-AR4, Class A2A, 0.737% (1 Month LIBOR USD + 0.250%), 5/25/2046 (b)(d)	15,918,825	15,525,900
IndyMac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A3A, 0.687% (1 Month LIBOR USD + 0.200%), 11/25/2046 (b)	7,378,641	6,617,520
IndyMac Index Mortgage Loan Trust, Series 2007-AR2, Class A3, 0.847% (1 Month LIBOR USD + 0.360%), 3/25/2047 (b)	9,827,169	7,409,931
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.545%, 1/28/2036 (a)(h)	1,029,190	987,463
JP Morgan Alternative Loan Trust, Series 2006-A2, Class 1A4, 0.757% (1 Month LIBOR USD + 0.270%), 5/25/2036 (b)	1,762,359	1,661,681
JP Morgan Alternative Loan Trust, Series 2007-A2, Class 11A1, 0.667% (1 Month LIBOR USD + 0.180%), 6/25/2037 (b)(d)	38,742,209	26,363,996
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 4.192%, 8/25/2035 (h)	11,459	11,251
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 3.973%, 11/25/2035 (h)	2,867,215	2,751,056
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	1,852,409	1,623,296
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 3.832%, 10/25/2036 (h)	353,315	304,607
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 4.024%, 10/25/2036 (h)	1,063,452	992,411
JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 4.094%, 10/25/2036 (h)	2,923,509	2,623,443
JP Morgan Mortgage Trust, Series 2006-A7, Class 2A3, 3.799%, 1/25/2037 (h)	2,305,521	2,162,643
JP Morgan Mortgage Trust, Series 2007-A3, Class 1A1, 3.832%, 5/25/2037 (h)	706,184	624,091
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 3.812%, 6/25/2037 (h)	2,711,902	2,512,577
JP Morgan Mortgage Trust, Series 2019-5, Class A15, 4.000%, 11/25/2049 (a)(h)	4,260,191	4,366,206
JP Morgan Mortgage Trust, Series 2019-INV2, Class A15, 3.500%, 2/25/2050 (a)(h)	1,276,245	1,278,819
JP Morgan Resecuritization Trust, Series 2014-2, Class 6A5, 3.035%, 5/27/2037 (a)(d)(h)	7,587,062	5,910,367
Lake Summit Mortgage Trust, Series 2019-1, 8.440%, 8/15/2049 (c)(h)	141,284,809	145,493,119
Lake Summit Mortgage Trust, Series 2019-1B, 9.170%, 8/28/2049 (h)	40,341,318	40,758,448
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.000%, 12/25/2054 (a)(h)	15,837,080	15,763,279
Legacy Mortgage Asset Trust, Series 2018-SL1, Class A, 4.000%, 2/25/2058 (a)(h)	4,843,244	4,862,636
Legacy Mortgage Asset Trust, Series 2018-GS1, Class A1, 4.000%, 3/25/2058 (a)(f)	9,101,969	9,201,344
Legacy Mortgage Asset Trust, Series 2018-GS1, Class A2, 4.250%, 3/25/2058 (a)(d)(f)	21,378,000	19,799,320
Legacy Mortgage Asset Trust, Series 2018-GS2, Class A1, 4.000%, 4/25/2058 (a)(f)	11,318,157	10,268,545
Legacy Mortgage Asset Trust, Series 2018-GS3, Class A1, 4.000%, 6/25/2058 (a)(f)	10,573,996	10,658,197
Legacy Mortgage Asset Trust, Series 2018-GS3, Class A2, 4.250%, 6/25/2058 (a)(d)(f)	13,000,000	11,337,066
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.750%, 1/25/2059 (a)(f)	12,633,144	12,898,226
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.000%, 1/25/2059 (a)(f)	7,818,695	7,542,875
Legacy Mortgage Asset Trust, Series 2019-GS4, Class A2, 4.250%, 5/25/2059 (a)(d)(f)	29,957,000	25,300,783
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A2, 4.250%, 5/25/2059 (a)(d)(f)	38,900,000	35,602,758
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A, 2.191% (1 Month LIBOR USD + 1.750%), 1/28/2070 (a)(b)	8,455,306	8,275,411
Lehman Mortgage Trust, Series 2007-5, Class PO1, 0.000%, 6/25/2037 (e)	80,989	63,512
Lehman Mortgage Trust, Series 2007-9, Class AP, 0.000%, 10/25/2037 (e)	51,128	40,539
Lehman XS Trust, Series 2005-3, Class 3A3A, 5.172%, 9/25/2035 (f)	1,919,004	1,861,914
Lehman XS Trust, Series 2007-3, Class 2A3, 0.727% (1 Month LIBOR USD + 0.240%), 3/25/2037 (b)(d)	16,955,665	13,415,288
Lehman XS Trust, Series 2007-9, Class WFIO, 0.210%, 4/25/2037 (c)(o)	30,434,060	161,027
Lehman XS Trust, Series 2007-12N, Class 2A1, 0.667% (1 Month LIBOR USD + 0.180%), 7/25/2037 (b)	6,470,704	4,956,327
Lehman XS Trust, Series 2006-10N, Class 1A3A, 0.697% (1 Month LIBOR USD + 0.210%), 7/25/2046 (b)	2,531,334	2,310,235
Lehman XS Trust, Series 2007-4N, Class 1A3, 0.727% (1 Month LIBOR USD + 0.240%), 3/25/2047 (b)	20,675,272	17,451,542
Lehman XS Trust, Series 2007-15N, Class 3A1, 0.737% (1 Month LIBOR USD + 0.250%), 8/25/2047 (b)(i)	23,226,708	19,536,913
Luminent Mortgage Trust, Series 2006-1, Class A1, 0.727% (1 Month LIBOR USD + 0.240%), 4/25/2036 (b)(d)	5,932,654	4,331,775
Luminent Mortgage Trust, Series 2006-1, Class X, 2.166%, 4/25/2036 (c)(h)(o)	41,700,451	1,291,671
Luminent Mortgage Trust, Series 2006-3, Class 12A1, 0.697% (1 Month LIBOR USD + 0.210%), 5/25/2036 (b)	3,217,437	3,013,107
Luminent Mortgage Trust, Series 2006-5, Class A1A, 0.677% (1 Month LIBOR USD + 0.190%), 7/25/2036 (b)(d)	37,587,386	25,656,511
Luminent Mortgage Trust, Series 2006-5, Class X, 1.929%, 7/25/2036 (c)(h)(o)	41,101,618	1,589,934
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 0.647% (1 Month LIBOR USD + 0.160%), 11/25/2036 (b)	3,686,166	3,372,717
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 0.657% (1 Month LIBOR USD + 0.170%), 12/25/2036 (b)(d)	18,909,007	17,891,759
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.767% (1 Month LIBOR USD + 0.280%), 5/25/2037 (b)	8,326,102	8,003,532
Luminent Mortgage Trust, Series 2006-2, Class X, 1.694%, 2/25/2046 (c)(h)(o)	47,393,639	1,085,457
Luminent Mortgage Trust, Series 2006-6, Class A1, 0.687% (1 Month LIBOR USD + 0.200%), 10/25/2046 (b)(i)	15,974,521	15,319,805
Luminent Mortgage Trust, Series 2006-6, Class A2B, 0.727% (1 Month LIBOR USD + 0.240%), 10/25/2046 (b)	852,247	828,384
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 3.902%, 12/25/2034 (h)	10,688	10,481
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 3.937%, 1/25/2035 (h)	56,938	59,418
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 3.786%, 3/25/2035 (h)	306,073	311,404
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 3.673%, 9/25/2035 (h)	7,391,658	7,022,283
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.083%, 1/25/2036 (h)	1,756,850	1,691,263
MASTR Alternative Loan Trust, Series 2007-1, Class 15PO, 0.000%, 11/25/2021 (e)	11,150	4,086
MASTR Alternative Loan Trust, Series 2004-6, Class 30PO, 0.000%, 7/25/2034 (e)	138,751	127,480
MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 8/25/2035	1,789,399	1,401,378
MASTR Alternative Loan Trust, Series 2006-1, Class A2, 1.187% (1 Month LIBOR USD + 0.700%), 2/25/2036 (b)	2,742,874	1,374,879
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	544,307	528,726
MASTR Alternative Loan Trust, Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047	17,591,880	11,913,415
MASTR Asset Securitization Trust, Series 2005-2, Class PO, 0.000%, 11/25/2035 (e)	57,351	43,076
MASTR Asset Securitization Trust, Series 2007-1, Class AP, 0.000%, 11/25/2037 (e)	1,616	1,353
MASTR Resecuritization Trust, Series 2008-4, Class A1, 6.000%, 6/27/2036 (a)(h)	2,538,924	2,310,578
MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.380%, 8/25/2037 (a)(h)	7,371,952	4,363,016
Merrill Lynch Alternative Note Asset Trust, Series 2007-A2, Class A3A, 0.597% (1 Month LIBOR USD + 0.110%), 3/25/2037 (b)	17,249,641	7,130,915
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 1A1, 3.769%, 4/25/2037 (h)	2,714,214	2,495,869
Merrill Lynch Mortgage Investors Trust, Series 2003-B, Class A1, 1.167% (1 Month LIBOR USD + 0.680%), 4/25/2028 (b)	1,890,070	1,827,651
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A1, 0.947% (1 Month LIBOR USD + 0.460%), 4/25/2029 (b)	673,102	641,187
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 3.641%, 11/25/2035 (h)	7,819,416	7,843,367
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1E, 4.009%, 12/25/2035 (h)	2,152,211	2,092,974
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 3.867%, 5/25/2036 (h)	1,063,622	948,313
Merrill Lynch Mortgage Investors Trust, Series 2006-WMC2, Class A1, 0.727% (1 Month LIBOR USD + 0.240%), 3/25/2037 (b)(d)	26,856,744	9,851,725
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV1, 0.647% (1 Month LIBOR USD + 0.160%), 9/25/2037 (b)(d)	8,012,834	5,986,084
Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AV2C, 0.717% (1 Month LIBOR USD + 0.230%), 9/25/2037 (b)(d)	13,828,858	10,520,719
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE6, Class A1, 0.547% (1 Month LIBOR USD + 0.060%), 5/25/2037 (b)	7,171,901	6,455,958
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE6, Class A3, 0.667% (1 Month LIBOR USD + 0.180%), 5/25/2037 (b)(d)	20,829,856	18,909,760
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE6, Class A4, 0.737% (1 Month LIBOR USD + 0.250%), 5/25/2037 (b)	2,999,499	2,734,047
Morgan Stanley ABS Capital I Trust, Series 2006-NC4, Class A2C, 0.637% (1 Month LIBOR USD + 0.150%), 6/25/2036 (b)	1,677,850	1,538,441
Morgan Stanley Mortgage Loan Trust, Series 2005-1, Class 4A1, 0.787% (1 Month LIBOR USD + 0.300%), 3/25/2035 (b)	2,308,456	2,019,871
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, 3.398%, 7/25/2035 (h)	3,976,426	3,665,438
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 3.592%, 7/25/2035 (h)(i)	10,748,349	8,212,083
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 3.751%, 7/25/2035 (h)	958,982	892,859
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 5A1, 3.869%, 11/25/2035 (h)	2,655,322	1,993,087
Morgan Stanley Mortgage Loan Trust, Series 2005-9AR, Class 1A, 0.777% (1 Month LIBOR USD + 0.290%), 12/25/2035 (b)	2,930,730	2,417,489
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 0.737% (1 Month LIBOR USD + 0.250%), 3/25/2036 (b)	4,056,231	3,173,197
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 0.747% (1 Month LIBOR USD + 0.260%), 3/25/2036 (b)	2,450,934	1,920,895
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 3.403%, 3/25/2036 (c)(h)(o)	30,481,231	2,706,337
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 3.836%, 3/25/2036 (d)(h)	9,324,525	7,977,048
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 3.836%, 3/25/2036 (h)	4,739,402	4,057,478
Morgan Stanley Mortgage Loan Trust, Series 2006-5AR, Class AX, 2.925%, 4/25/2036 (c)(h)(o)	29,640,330	2,031,637
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 4A2, 1.237% (1 Month LIBOR USD + 0.750%), 6/25/2036 (b)	5,062,186	2,650,500
Morgan Stanley Mortgage Loan Trust, Series 2006-9AR, Class A1, 0.657% (1 Month LIBOR USD + 0.170%), 8/25/2036 (b)	2,433,483	1,244,788
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 2A3, 6.000%, 8/25/2036	3,105,268	2,311,322
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A6, 6.231%, 8/25/2036 (f)	3,072,673	1,157,288
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 1A3, 6.424%, 8/25/2036 (f)	3,828,983	1,442,723
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A1, 0.667% (1 Month LIBOR USD + 0.180%), 10/25/2036 (b)	4,299,011	2,054,717
Morgan Stanley Mortgage Loan Trust, Series 2006-13AX, Class A2, 0.827% (1 Month LIBOR USD + 0.340%), 10/25/2036 (b)	15,144,491	7,799,989
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1, 0.607% (1 Month LIBOR USD + 0.120%), 4/25/2037 (b)	14,224,999	7,305,547
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A5, 1.017% (1 Month LIBOR USD + 0.530%), 4/25/2037 (b)	21,009,169	11,365,372
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A9, 1.027% (1 Month LIBOR USD + 0.540%), 4/25/2037 (b)	21,009,169	11,416,340
Morgan Stanley Mortgage Loan Trust, Series 2007-8XS, Class A2, 6.000%, 4/25/2037 (h)	21,604,963	11,527,825
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3, 3.106%, 6/25/2037 (h)	2,394,235	1,758,420
Morgan Stanley Mortgage Loan Trust, Series 2007-12, Class 3A22, 6.000%, 8/25/2037	3,872,378	2,881,220
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 3.454%, 11/25/2037 (h)	6,785,402	6,222,241
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (f)	13,641,597	6,010,106
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (f)	5,261,408	2,318,192
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (f)	13,086,554	5,747,510
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A4C, 6.104%, 9/25/2046 (f)	9,863,501	4,264,791
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (f)	1,858,623	1,084,890
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (f)	7,025,084	4,176,553
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (f)	3,418,769	2,272,637
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A2, 6.250%, 2/25/2047 (h)	9,497,290	6,538,694
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 0.080% (1 Month LIBOR USD + 0.190%), 2/26/2037 (a)(b)	9,686,643	8,970,500
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, 1.107% (1 Month LIBOR USD + 0.160%), 12/27/2046 (a)(b)	9,405,673	7,993,063
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 1.772%, 8/27/2047 (a)(h)	1,010,309	716,619
Mortgage Insurance-Linked Notes Series, Series 2020-1, Class M1B, 3.110% (1 Month LIBOR USD + 1.450%), 2/25/2030 (a)(b)	3,250,000	2,919,819
MortgageIT Mortgage Loan Trust, Series 2006-1, Class 1X, 2.446%, 4/25/2036 (c)(h)(o)	15,407,319	823,675
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A12, 0.637% (1 Month LIBOR USD + 0.150%), 6/25/2047 (b)	3,637,176	3,098,008
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 1A1, 0.717% (1 Month LIBOR USD + 0.230%), 6/25/2047 (b)	6,345,075	5,789,418
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 0.767% (1 Month LIBOR USD + 0.280%), 6/25/2047 (b)	3,349,257	2,893,637
MortgageIT Trust, Series 2006-1, Class 2A1A, 0.697% (1 Month LIBOR USD + 0.210%), 4/25/2036 (b)	4,110,050	3,760,844
New Residential Mortgage Loan Trust, Series 2018-NQM1, Class A1, 3.986%, 11/25/2048 (a)(h)	2,718,075	2,827,274
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class A2, 3.877%, 1/25/2049 (a)(h)	2,142,788	2,145,773
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class B1, 5.492%, 1/25/2049 (a)(h)	8,400,000	7,745,699
New Residential Mortgage Loan Trust, Series 2019-NQM1, Class B2, 5.492%, 1/25/2049 (a)(h)	2,750,000	2,260,984
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class M1, 4.267%, 4/25/2049 (a)(h)	2,500,000	2,430,110
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.710%, 11/25/2059 (a)(h)	4,365,574	4,321,390
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AP1, Class A3, 5.654%, 1/25/2036 (h)	3,925,977	1,896,051
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 3.991%, 2/25/2036 (h)	908,260	747,499
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 0.647% (1 Month LIBOR USD + 0.160%), 10/25/2036 (b)	1,585,447	1,422,016
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 0.657% (1 Month LIBOR USD + 0.170%), 12/25/2036 (b)	211,175	196,442
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 1.467% (1 Month LIBOR USD + 0.260%), 1/26/2036 (a)(b)	5,770,706	5,753,654
Nomura Resecuritization Trust, Series 2015-2R, Class 3A1, 1.425% (1 Month LIBOR USD + 0.150%), 11/26/2036 (a)(b)	1,857,399	1,823,002
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.988% (1 Month LIBOR USD + 0.160%), 3/26/2037 (a)(b)	5,889,181	3,555,086
NRPL Trust, Series 2018-2A, Class A1, 4.250%, 7/25/2067 (a)(f)	6,741,496	7,099,396
PFCA Home Equity Investment Trust, Series 2003-GP1, Class A, 3.712%, 10/25/2033 (a)(h)	5,539,671	5,769,983
PFCA Home Equity Investment Trust, Series 2003-IFC4, Class A, 4.020%, 10/22/2034 (a)(h)	5,702,018	5,904,280
PHH Alternative Mortgage Trust, Series 2007-2, Class 4PO, 0.000%, 5/25/2022 (e)	941	932
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.000%, 2/25/2037 (e)	28,087	22,613
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 0.647% (1 Month LIBOR USD + 0.160%), 2/25/2037 (b)	6,908,579	6,043,176
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 0.817% (1 Month LIBOR USD + 0.330%), 5/25/2037 (b)	2,342,060	2,123,804
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A2, 6.000%, 5/25/2037	1,216,393	1,158,928
Pretium Mortgage Credit Partners I LLC, Series 2019-NPL2, Class A2, 5.927%, 12/30/2058 (a)(f)	4,500,000	3,815,919
Pretium Mortgage Credit Partners I LLC, Series 2019-CFL1, Class A2, 4.949%, 1/29/2059 (a)(f)	13,121,721	10,964,720
Prime Mortgage Trust, Series 2007-2, Class A2, 6.000%, 4/25/2037	2,965,598	2,402,117
Provident Funding Mortgage Trust, Series 2019-1, Class A5, 3.000%, 12/25/2049 (a)(h)	13,548,586	13,827,714
PRPM LLC, Series 2019-1A, Class A1, 4.500%, 1/25/2024 (a)(f)	7,520,479	7,132,422
PRPM LLC, Series 2019-2A, Class A1, 3.967%, 4/25/2024 (a)(f)	4,940,329	4,663,034
PRPM LLC, Series 2019-2A, Class A2, 5.438%, 4/25/2024 (a)(f)	21,000,000	17,788,340
PRPM LLC, Series 2019-3A, Class A2, 4.458%, 7/25/2024 (a)(f)	16,182,000	14,981,749
PRPM LLC, Series 2019-GS1, Class A2, 4.750%, 10/25/2024 (a)(h)	5,461,557	5,060,007
PRPM LLC, Series 2019-4, Class A2, 4.654%, 11/25/2024 (a)(f)	7,250,000	6,489,091
PRPM LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025 (a)(f)(l)	9,608,000	8,845,125
RAAC Series Trust, Series 2005-SP3, Class M1, 1.017% (1 Month LIBOR USD + 0.530%), 12/25/2035 (b)	261,007	261,622
RAMP Trust, Series 2006-RS2, Class A3A, 0.787% (1 Month LIBOR USD + 0.300%), 3/25/2036 (b)	1,312,344	1,274,125
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.750%, 9/26/2035 (a)(h)	2,829,377	2,526,773
RCO Trust, Series 2018-VFS1, Class B1, 6.547%, 12/26/2053 (a)(h)	4,188,000	3,512,853
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	2,598,982	2,473,929
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 0.987% (1 Month LIBOR USD + 0.500%), 7/25/2035 (b)	403,512	319,724
Residential Accredit Loans, Inc. Trust, Series 2005-QA7, Class A22, 4.358%, 7/25/2035 (h)	2,243,487	2,136,546
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 4.455%, 7/25/2035 (h)	393,784	322,691
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 1.837% (1 Month LIBOR USD + 1.350%), 8/25/2035 (b)	4,961,376	4,220,181
Residential Accredit Loans, Inc. Trust, Series 2005-QS10, Class 3A3, 5.500%, 8/25/2035	1,173,168	1,049,071
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	6,497,595	6,293,395
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class AP, 0.000%, 9/25/2035 (c)(e)	318,338	188,524
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 2A1, 1.187% (1 Month LIBOR USD + 0.700%), 9/25/2035 (b)	3,609,024	2,919,921
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	812,815	771,494
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	6,821,968	4,785,385
Residential Accredit Loans, Inc. Trust, Series 2005-QS15, Class 3A, 6.000%, 10/25/2035	3,974,027	3,926,287
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 1.187% (1 Month LIBOR USD + 0.700%), 11/25/2035 (b)	773,685	612,147
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class AP, 0.000%, 12/25/2035 (c)(e)	651,349	440,001
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 4.546%, 12/25/2035 (h)	6,070,472	5,561,584
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A1, 6.000%, 12/25/2035	3,607,956	3,391,847
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A10, 6.000%, 12/25/2035	4,987,893	4,702,186
Residential Accredit Loans, Inc. Trust, Series 2006-QA1, Class A21, 4.684%, 1/25/2036 (h)	4,484,352	3,837,072
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A17, 0.967% (1 Month LIBOR USD + 0.480%), 2/25/2036 (b)	5,270,487	3,661,640
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 0.987% (1 Month LIBOR USD + 0.500%), 2/25/2036 (b)	3,662,621	2,717,280
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 0.987% (1 Month LIBOR USD + 0.500%), 2/25/2036 (b)	684,916	508,856
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 1.187% (1 Month LIBOR USD + 0.700%), 2/25/2036 (b)	8,682,680	6,546,367
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 1.487% (1 Month LIBOR USD + 1.000%), 2/25/2036 (b)	1,155,773	882,618
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A4, 5.500%, 2/25/2036	1,296,073	1,200,152
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	4,703,244	4,161,934
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 2AP, 0.000%, 3/25/2036 (c)(e)	869,008	536,277
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 0.887% (1 Month LIBOR USD + 0.400%), 3/25/2036 (b)	2,723,686	2,079,662
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 1.187% (1 Month LIBOR USD + 0.700%), 3/25/2036 (b)	5,048,412	3,914,756
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	2,593,047	2,483,122
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A10, 6.000%, 3/25/2036	308,145	293,300
Residential Accredit Loans, Inc. Trust, Series 2006-QA3, Class A2, 0.787% (1 Month LIBOR USD + 0.300%), 4/25/2036 (b)	24,018,948	21,952,934
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A2, 6.000%, 4/25/2036	2,158,617	2,001,340
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class AP, 0.000%, 5/25/2036 (e)	176,986	119,183
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	1,689,158	1,546,488
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	2,413,352	2,207,491
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A3, 6.000%, 6/25/2036	1,821,448	1,669,961
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1AP, 0.000%, 7/25/2036 (e)	64,958	43,013
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 2AP, 0.000%, 7/25/2036 (e)	47,869	17,915
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 0.667% (1 Month LIBOR USD + 0.180%), 7/25/2036 (b)	8,271,916	5,249,937
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A1, 0.667% (1 Month LIBOR USD + 0.180%), 7/25/2036 (b)	152,986	90,986
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A3, 0.677% (1 Month LIBOR USD + 0.190%), 7/25/2036 (b)	2,593,166	2,412,458
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A8, 1.137% (1 Month LIBOR USD + 0.650%), 7/25/2036 (b)	1,852,363	1,313,105
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	2,664,053	2,490,045
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 2A1, 0.672% (1 Month LIBOR USD + 0.185%), 8/25/2036 (b)	9,236,668	8,769,450
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 0.677% (1 Month LIBOR USD + 0.190%), 8/25/2036 (b)	13,553,835	12,837,352
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	2,384,599	2,176,497
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	3,752,069	3,360,203
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A2, 6.000%, 8/25/2036	3,766,005	3,282,254
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	341,849	308,038
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A2, 6.000%, 8/25/2036	1,496,175	1,370,708
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	446,220	400,934
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	3,250,014	2,988,476
Residential Accredit Loans, Inc. Trust, Series 2008-QR1, Class 1A4, 6.000%, 8/25/2036	1,111,901	917,556
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	3,203,693	2,962,602
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A1, 6.500%, 8/25/2036	5,341,996	4,895,934
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class AP, 0.000%, 9/25/2036 (e)	228,370	154,964
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A2, 0.667% (1 Month LIBOR USD + 0.180%), 9/25/2036 (b)	723,146	675,198
Residential Accredit Loans, Inc. Trust, Series 2006-QA8, Class A1, 0.677% (1 Month LIBOR USD + 0.190%), 9/25/2036 (b)	1,156,347	1,083,943
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A7, 1.137% (1 Month LIBOR USD + 0.650%), 9/25/2036 (b)	5,046,687	3,711,803
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	515,191	467,450
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	5,203,295	4,786,469
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class AP, 0.000%, 10/25/2036 (e)	212,646	121,736
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A1, 6.500%, 10/25/2036 (d)	26,764,239	25,192,321
Residential Accredit Loans, Inc. Trust, Series 2006-QS15, Class A5, 6.500%, 10/25/2036	1,898,859	1,803,830
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class AP, 0.000%, 11/25/2036 (e)	183,750	99,840
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 0.787% (1 Month LIBOR USD + 0.300%), 11/25/2036 (b)	2,729,472	1,823,697
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A1, 0.887% (1 Month LIBOR USD + 0.400%), 11/25/2036 (b)	18,893,536	14,253,378
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A3, 6.000% (1 Month LIBOR USD + 0.550%), 11/25/2036 (b)	13,197,741	11,429,441
Residential Accredit Loans, Inc. Trust, Series 2006-QS16, Class A7, 6.000%, 11/25/2036	630,996	572,577
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,249,862	1,131,901
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	1,432,847	1,299,504
Residential Accredit Loans, Inc. Trust, Series 2006-QA11, Class A1, 0.657% (1 Month LIBOR USD + 0.170%), 12/25/2036 (b)	1,895,175	1,707,116
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 0.667% (1 Month LIBOR USD + 0.180%), 12/25/2036 (b)	838,175	790,692
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 0.672% (1 Month LIBOR USD + 0.185%), 12/25/2036 (b)	11,062,663	10,411,216
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 2A1, 0.937% (1 Month LIBOR USD + 0.450%), 12/25/2036 (b)	8,972,507	5,996,308
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A7, 6.000%, 12/25/2036	3,590,333	3,319,471
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A6, 6.250%, 12/25/2036	8,367,433	7,742,787
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2AP, 0.000%, 1/25/2037 (c)(e)	1,329,339	777,418
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1AP, 0.000%, 1/25/2037 (e)	175,218	102,733
Residential Accredit Loans, Inc. Trust, Series 2007-QA1, Class A3, 0.657% (1 Month LIBOR USD + 0.170%), 1/25/2037 (b)	3,142,795	2,943,164
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A4, 1.037% (1 Month LIBOR USD + 0.550%), 1/25/2037 (b)	15,503,015	11,174,588
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1A5, 1.037% (1 Month LIBOR USD + 0.550%), 1/25/2037 (b)	11,093,529	8,176,530
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	2,723,256	2,374,666
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AP, 0.000%, 2/25/2037 (c)(e)	649,440	347,745
Residential Accredit Loans, Inc. Trust, Series 2007-QA2, Class A3, 0.637% (1 Month LIBOR USD + 0.150%), 2/25/2037 (b)(d)	8,769,444	8,181,146
Residential Accredit Loans, Inc. Trust, Series 2007-QH1, Class A1, 0.647% (1 Month LIBOR USD + 0.160%), 2/25/2037 (b)	10,244,031	9,606,105
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class A2, 6.000%, 2/25/2037 (i)	17,646,455	15,800,936
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class AP, 0.000%, 3/25/2037 (c)(e)	472,336	268,718
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 4A3, 0.000%, 3/25/2037 (c)(e)	672,050	71,191
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A7, 0.000%, 3/25/2037 (c)(e)	313,807	166,785
Residential Accredit Loans, Inc. Trust, Series 2007-QS5, Class A1, 5.500%, 3/25/2037	613,095	533,385
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 3A4, 6.000%, 3/25/2037	4,776,471	4,248,791
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class AP, 0.000%, 4/25/2037 (c)(e)	759,545	408,374
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 0.817% (1 Month LIBOR USD + 0.330%), 4/25/2037 (b)	5,519,406	4,080,668
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A29, 6.000%, 4/25/2037	1,972,027	1,825,451
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 0.587% (1 Month LIBOR USD + 0.100%), 5/25/2037 (b)	6,311,361	5,767,277
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 0.677% (1 Month LIBOR USD + 0.190%), 5/25/2037 (b)(i)	19,141,789	17,694,995
Residential Accredit Loans, Inc. Trust, Series 2007-QS7, Class 1A7, 1.037% (1 Month LIBOR USD + 0.550%), 5/25/2037 (b)	883,666	670,104
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	1,026,232	973,750
Residential Accredit Loans, Inc. Trust, Series 2007-QS9, Class AP, 0.000%, 7/25/2037 (c)(e)	1,507,621	748,366
Residential Accredit Loans, Inc. Trust, Series 2007-QH6, Class A1, 0.677% (1 Month LIBOR USD + 0.190%), 7/25/2037 (b)	11,255,140	10,645,449
Residential Accredit Loans, Inc. Trust, Series 2007-QH9, Class A1, 3.187%, 11/25/2037 (h)	3,965,051	3,562,412
Residential Accredit Loans, Inc. Trust, Series 2006-QO9, Class 1A3A, 0.687% (1 Month LIBOR USD + 0.200%), 12/25/2046 (b)(i)	26,605,981	22,046,966
Residential Accredit Loans, Inc. Trust, Series 2007-QO4, Class A1A, 0.677% (1 Month LIBOR USD + 0.190%), 5/25/2047 (b)	2,024,597	1,923,944
Residential Accredit Loans, Inc. Trust, Series 2007-QO5, Class A, 3.430% (12 Month US Treasury Average + 1.560%), 8/25/2047 (b)	27,197,704	8,994,308
Residential Asset Mortgage Products, Inc. Trust, Series 2007-RS2, Class A2, 0.767% (1 Month LIBOR USD + 0.280%), 8/25/2035 (b)	1,030,251	1,028,872
Residential Asset Securitization Trust, Series 2007-A8, Class 3A1, 6.207%, 8/25/2022 (h)	819,820	710,719
Residential Asset Securitization Trust, Series 2005-A3, Class AX, 0.324%, 4/25/2035 (c)(h)(o)	22,110,224	331,963
Residential Asset Securitization Trust, Series 2005-A4, Class A1, 0.937% (1 Month LIBOR USD + 0.450%), 4/25/2035 (b)	3,761,724	2,627,921
Residential Asset Securitization Trust, Series 2005-A6CB, Class A2, 5.500%, 6/25/2035	4,744,695	4,417,231
Residential Asset Securitization Trust, Series 2005-A6CB, Class A1, 5.500%, 6/25/2035	4,419,187	3,852,629
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	5,418,484	4,380,692
Residential Asset Securitization Trust, Series 2005-A10, Class A4, 5.500%, 9/25/2035	1,475,524	1,156,873
Residential Asset Securitization Trust, Series 2005-A11, Class PO, 0.000%, 10/25/2035 (c)(e)	892,463	584,950
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 0.937% (1 Month LIBOR USD + 0.450%), 10/25/2035 (b)	2,736,675	2,001,487
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	2,450,417	2,245,339
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 0.937% (1 Month LIBOR USD + 0.450%), 11/25/2035 (b)	1,279,082	804,790
Residential Asset Securitization Trust, Series 2005-A12, Class A6, 0.987% (1 Month LIBOR USD + 0.500%), 11/25/2035 (b)	6,422,690	3,880,140
Residential Asset Securitization Trust, Series 2005-A14, Class A3, 5.500%, 12/25/2035	821,928	644,213
Residential Asset Securitization Trust, Series 2006-A2, Class A5, 1.187% (1 Month LIBOR USD + 0.700%), 5/25/2036 (b)	2,191,144	897,607
Residential Asset Securitization Trust, Series 2006-A4, Class 2A1, 1.187% (1 Month LIBOR USD + 0.700%), 5/25/2036 (b)	1,096,925	953,570
Residential Asset Securitization Trust, Series 2006-A7CB, Class 3A1, 6.500%, 7/25/2036	7,451,765	4,117,682
Residential Asset Securitization Trust, Series 2006-A8, Class 2A3, 6.000%, 8/25/2036	6,464,518	3,405,236
Residential Asset Securitization Trust, Series 2006-A8, Class 2A1, 6.500%, 8/25/2036	1,679,816	901,971
Residential Asset Securitization Trust, Series 2006-A8, Class 2A4, 6.500%, 8/25/2036	10,618,448	6,095,647
Residential Asset Securitization Trust, Series 2006-A8, Class 2A2, 6.750%, 8/25/2036	10,691,199	6,279,433
Residential Asset Securitization Trust, Series 2006-A14C, Class 2A4, 6.000%, 12/25/2036	3,180,625	1,709,920
Residential Asset Securitization Trust, Series 2006-A16, Class 2A1, 6.000%, 2/25/2037	8,734,389	4,100,245
Residential Asset Securitization Trust, Series 2006-A16, Class 2A3, 6.609%, 2/25/2037 (h)	23,389,825	12,954,572
Residential Asset Securitization Trust, Series 2007-A6, Class 1A4, 6.000%, 6/25/2037	2,897,717	2,428,383
Residential Asset Securitization Trust, Series 2007-A7, Class A6, 6.000%, 7/25/2037	3,455,233	2,140,590
Residential Funding Mortgage Securities Trust, Series 2005-S7, Class AP, 0.000%, 11/25/2035 (e)	88,258	65,190
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 4.384%, 2/25/2036 (h)	1,358,480	1,214,439
Residential Funding Mortgage Securities Trust, Series 2006-S4, Class AP, 0.000%, 4/25/2036 (e)	182,635	145,774
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A4, 0.000%, 6/25/2036 (e)	70,345	46,137
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A9, 6.000%, 6/25/2036	1,360,475	1,294,291
Residential Funding Mortgage Securities Trust, Series 2006-S5, Class A12, 6.000%, 6/25/2036	1,048,153	1,018,604
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	97,543	91,212
Residential Funding Mortgage Securities Trust, Series 2006-S9, Class A4, 5.750%, 9/25/2036	7,265,090	6,758,212
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1AP, 0.000%, 10/25/2036 (e)	44,581	28,391
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	814,143	774,198
Residential Funding Mortgage Securities Trust, Series 2006-S11, Class AP, 0.000%, 11/25/2036 (e)	72,594	46,176
Residential Funding Mortgage Securities Trust, Series 2006-SA4, Class 2A1, 5.224%, 11/25/2036 (h)	1,888,355	1,735,007
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	2,527,770	2,368,791
Residential Funding Mortgage Securities Trust, Series 2007-S5, Class AP, 0.000%, 5/25/2037 (c)(e)	396,248	281,770
Residential Mortgage Loan Trust, Series 2019-2, Class A3, 3.220%, 5/25/2059 (a)(h)	10,827,954	10,661,290
Residential Mortgage Loan Trust, Series 2019-2, Class M1, 3.862%, 5/25/2059 (a)(h)	7,222,000	6,923,103
Residential Mortgage Loan Trust, Series 2019-2, Class B1, 4.713%, 5/25/2059 (a)(h)	12,400,000	12,144,324
Residential Mortgage Loan Trust, Series 2019-3, Class B2, 5.664%, 9/25/2059 (a)(h)	1,500,000	1,312,257
Sequoia Mortgage Trust, Series 2004-4, Class A, 1.645% (6 Month LIBOR USD + 0.520%), 5/20/2034 (b)	1,238,600	1,181,937
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 2.815% (6 Month LIBOR USD + 1.100%), 8/20/2034 (b)	63,021	60,738
Sequoia Mortgage Trust, Series 2005-2, Class XA, 1.369%, 3/20/2035 (c)(h)(o)	8,422,136	110,995
Sequoia Mortgage Trust, Series 2007-2, Class 2AA1, 3.883%, 1/20/2038 (h)	518,537	480,042
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (a)(o)	4,382,634	31,770
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 3.461%, 10/20/2046 (h)	3,828,612	3,289,586
SG Residential Mortgage Trust, Series 2018-1, Class A3, 3.735%, 4/25/2048 (a)(h)	652,748	653,038
SG Residential Mortgage Trust, Series 2018-1, Class M1, 4.330%, 4/25/2048 (a)(h)	6,571,715	6,591,141
STACR Trust, Series 2018-HRP2, Class M3, 2.887% (1 Month LIBOR USD + 2.400%), 2/25/2047 (a)(b)	8,750,000	6,395,489
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class M1, 4.589%, 3/25/2048 (a)(h)	6,400,000	6,243,136
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class M1, 4.770%, 10/26/2048 (a)(h)	12,697,000	12,558,653
Starwood Mortgage Residential Trust, Series 2019-1, Class A1, 2.941%, 6/25/2049 (a)(h)	785,867	787,187
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3, 2.916%, 9/25/2049 (a)(h)	497,362	457,114
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 0.857% (1 Month LIBOR USD + 0.370%), 7/25/2034 (b)	110,958	108,120
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 4.214%, 3/25/2035 (h)	1,011,263	1,035,304
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 3A1, 4.036%, 9/25/2035 (h)	3,572,103	3,231,189
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 4A1, 3.726%, 1/25/2036 (h)	1,054,401	1,001,514
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 2.485% (1 Month LIBOR USD + 1.500%), 9/25/2037 (b)	1,411,405	1,350,148
Structured Asset Mortgage Investments II Trust, Series 2004-AR7, Class X, 1.838%, 4/19/2035 (c)(h)(o)	12,341,700	312,924
Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 1X, 2.076%, 5/25/2045 (c)(h)(o)	15,871,632	633,278
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 3.927%, 3/25/2033 (h)	34,324	34,726
TBW Mortgage-Backed Trust Series, Series 2006-3, Class 2A1, 6.500%, 7/25/2036	3,926,059	2,581,089
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 3.642%, 1/25/2037 (a)(c)(h)(o)	33,939,128	2,796,313
Verus Securitization Trust, Series 2018-INV1, Class B2, 5.648%, 3/25/2058 (a)(h)	6,700,000	5,755,689
Verus Securitization Trust, Series 2018-3, Class M1, 4.595%, 10/25/2058 (a)(h)	8,000,000	7,807,640
Verus Securitization Trust, Series 2019-INV1, Class A2, 3.504%, 12/25/2058 (a)(h)	9,502,136	9,905,521
Verus Securitization Trust, Series 2019-INV1, Class B1, 4.991%, 12/25/2058 (a)	1,500,000	1,264,891
Verus Securitization Trust, Series 2019-2, Class M1, 3.781%, 5/25/2059 (a)(h)	13,000,000	12,401,766
Verus Securitization Trust, Series 2019-2, Class B1, 4.437%, 5/25/2059 (a)(h)	3,800,000	3,521,851
Verus Securitization Trust, Series 2019-3, Class A1, 2.784%, 7/25/2059 (a)(f)	8,915,626	8,845,755
Verus Securitization Trust, Series 2019-3, Class B1, 4.043%, 7/25/2059 (a)(h)	6,400,000	6,164,915
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A1, 1.677% (1 Month LIBOR USD + 0.050%), 8/25/2036 (b)	6,031,599	3,532,436
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 1.777% (1 Month LIBOR USD + 0.150%), 8/25/2036 (b)(d)	25,498,191	14,852,900
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A3, 1.867% (1 Month LIBOR USD + 0.240%), 8/25/2036 (b)	2,997,458	1,769,189
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 0.567% (1 Month LIBOR USD + 0.080%), 1/25/2037 (b)	9,618,756	6,013,781
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 0.667% (1 Month LIBOR USD + 0.180%), 1/25/2037 (b)	3,295,213	2,077,081
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR3, Class B1, 4.068%, 6/25/2034 (h)	1,014,848	1,009,087
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A2, 3.749%, 12/25/2035 (d)(h)	20,723,696	20,155,742
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 1A2, 3.696%, 1/25/2036 (h)(i)	20,597,012	20,968,973
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10, Class 1A1, 3.721%, 9/25/2036 (h)	2,391,725	2,219,208
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1A4, 3.691%, 10/25/2036 (h)	5,179,654	5,198,083
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A3, 3.234%, 11/25/2036 (h)	1,175,548	1,119,146
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 3A1, 3.214%, 1/25/2037 (h)	629,026	594,350
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 1A1, 3.719%, 6/25/2037 (h)	3,163,112	3,057,521
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2004-AR10, Class X, 1.898%, 7/25/2044 (c)(h)(o)	19,955,983	1,027,514
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class X, 1.949%, 11/25/2045 (h)(o)	26,011,409	1,342,995
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B2, 0.897% (1 Month LIBOR USD + 0.410%), 12/25/2045 (b)	105,577	105,395
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR1, Class 2A1A, 2.940% (12 Month US Treasury Average + 1.070%), 1/25/2046 (b)	1,520,307	1,489,352
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR9, Class 2XPP, 0.827%, 8/25/2046 (c)(h)(o)	8,407,917	274,485
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR17, Class 1A, 2.786% (12 Month US Treasury Average + 0.820%), 12/25/2046 (b)(d)	11,867,175	11,079,159
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA2, Class 1A, 2.570% (12 Month US Treasury Average + 0.700%), 3/25/2047 (b)	9,352,553	8,562,066
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2003-MS7, Class P, 0.000%, 3/25/2033 (e)	959	759
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB9, 0.887% (1 Month LIBOR USD + 0.400%), 6/25/2035 (b)	131,914	107,226
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-9, Class 5A3, 1.837% (1 Month LIBOR USD + 1.350%), 11/25/2035 (b)	2,760,753	1,992,772
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 0.747% (1 Month LIBOR USD + 0.260%), 12/25/2035 (b)	4,383,223	4,177,834
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-10, Class 4CB3, 1.087% (1 Month LIBOR USD + 0.600%), 12/25/2035 (b)	3,116,530	2,562,078
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-1, Class 2XB1, 7.000%, 2/25/2036	5,338,927	4,566,112
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR10, Class A2A, 0.657% (1 Month LIBOR USD + 0.170%), 12/25/2036 (b)	14,915,477	13,543,984
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A1, 0.577% (1 Month LIBOR USD + 0.090%), 2/25/2037 (b)	9,981,575	6,860,097
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A3A, 0.717% (1 Month LIBOR USD + 0.230%), 2/25/2037 (b)(i)	7,476,235	6,228,272
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-3, Class A19, 6.000%, 4/25/2037 (i)	9,095,759	8,804,794
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 0.257%, 10/25/2046 (c)(h)(o)	18,686,516	666,884
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR9, Class 1A, 2.700% (12 Month US Treasury Average + 0.830%), 11/25/2046 (b)	7,725,438	6,765,437
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 2A, 2.620% (12 Month US Treasury Average + 0.750%), 2/25/2047 (b)(d)	18,263,790	16,731,970
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA3, Class 5A, 2.239% (11th District Cost of Funds Index + 1.250%), 4/25/2047 (b)	5,095,419	4,587,855
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A1, 6.500%, 7/25/2037	2,854,249	2,590,459
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 4A3, 6.500%, 7/25/2037	3,131,103	2,841,726
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR1, Class 2A5, 4.073%, 3/25/2036 (h)	1,052,171	910,568
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 4.839%, 8/25/2036 (h)	329,982	312,949
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1, 4.696%, 9/25/2036 (h)	653,153	618,243
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2, 4.759%, 9/25/2036 (h)	302,947	283,251
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 4.549%, 10/25/2036 (h)	1,125,651	1,067,357
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	1,229,623	1,193,046
Wells Fargo Mortgage Backed Securities Trust, Series 2007-17, Class APO, 0.000%, 1/25/2038 (e)	47,758	34,455
Wells Fargo Mortgage Backed Securities Trust, Series 2019-4, Class B2, 3.594%, 9/25/2049 (a)(h)	9,320,944	8,249,474
Wells Fargo Mortgage Loan Trust, Series 2010-RR2, Class 1A4, 3.921%, 9/27/2035 (a)(h)	6,489,344	5,822,532
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Cost ― $4,355,840,095)		4,141,011,079

Residential Mortgage-Backed Security - U.S. Government Agency ― 2.56%
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 4.987% (1 Month LIBOR USD + 4.500%), 2/26/2024 (b)	5,000,000	3,160,195
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 4.637% (1 Month LIBOR USD + 4.150%), 1/27/2025 (b)	2,319,890	2,261,816
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M3, 5.647% (1 Month LIBOR USD + 4.700%), 3/27/2028 (b)	5,601,642	5,566,581
Federal Home Loan Mortgage Corp., Series 2015-HQA2, Class M2, 3.747% (1 Month LIBOR USD + 2.800%), 5/25/2028 (b)	164,786	163,665
Federal Home Loan Mortgage Corp., Series 2016-HQA2, Class M3, 5.637% (1 Month LIBOR USD + 5.150%), 11/27/2028 (b)	2,500,000	2,478,095
Federal Home Loan Mortgage Corp., Series 2016-HQA3, Class M3, 4.337% (1 Month LIBOR USD + 3.850%), 3/26/2029 (b)	3,900,000	3,851,184
Federal Home Loan Mortgage Corp., Series 2019-DNA2, Class M2, 3.397% (1 Month LIBOR USD + 2.450%), 3/25/2049 (a)(b)	3,263,318	2,963,664
Federal Home Loan Mortgage Corp., Series 2019-HQA2, Class M2, 2.997% (1 Month LIBOR USD + 2.050%), 4/26/2049 (a)(b)	6,282,162	5,661,013
Federal Home Loan Mortgage Corp., Series 2019-HQA4, Class M2, 2.537% (1 Month LIBOR USD + 2.050%), 11/26/2049 (a)(b)	10,275,000	8,240,201
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class M2, 2.187% (1 Month LIBOR USD + 1.700%), 1/25/2050 (a)(b)	4,500,000	3,432,721
Federal Home Loan Mortgage Corp., Series 2020-HQA1, Class M2, 2.387% (1 Month LIBOR USD + 1.900%), 1/25/2050 (a)(b)	15,000,000	9,577,935
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class M2, 2.337% (1 Month LIBOR USD + 1.850%), 2/25/2050 (a)(b)	10,123,783	7,513,639
Federal Home Loan Mortgage Corp., Series 2020-DNA2, Class B1, 2.987% (1 Month LIBOR USD + 2.500%), 2/25/2050 (a)(b)	3,800,000	1,913,919
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M1, 1.587% (1 Month LIBOR USD + 1.100%), 3/25/2050 (a)(b)	1,500,000	1,464,329
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M2, 3.587% (1 Month LIBOR USD + 3.100%), 3/25/2050 (a)(b)	7,250,000	5,081,344
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 5.487% (1 Month LIBOR USD + 5.000%), 7/25/2025 (b)	2,716,815	2,690,973
Federal National Mortgage Association, Series 2016-C03, Class 2M2, 6.387% (1 Month LIBOR USD + 5.900%), 10/25/2028 (b)	1,119,926	1,151,462
Federal National Mortgage Association, Series 2016-C06, Class 1M1, 1.787% (1 Month LIBOR USD + 1.300%), 4/25/2029 (b)	436,509	436,053
Federal National Mortgage Association, Series 2017-C01, Class 1M2, 4.037% (1 Month LIBOR USD + 3.550%), 7/25/2029 (b)	3,390,746	3,293,137
Federal National Mortgage Association, Series 2017-C02, Class 2M2, 4.137% (1 Month LIBOR USD + 3.650%), 9/25/2029 (b)	4,295,399	4,072,292
Federal National Mortgage Association, Series 2017-C04, Class 2M1, 1.337% (1 Month LIBOR USD + 0.850%), 11/26/2029 (b)	160,453	160,322
Federal National Mortgage Association, Series 2017-C04, Class 2M2, 3.337% (1 Month LIBOR USD + 2.850%), 11/26/2029 (b)	5,900,000	5,414,483
Federal National Mortgage Association, Series 2017-C06, Class 2M2, 3.287% (1 Month LIBOR USD + 2.800%), 2/25/2030 (b)	1,449,225	1,326,298
Federal National Mortgage Association, Series 2017-C07, Class 2M2, 2.987% (1 Month LIBOR USD + 2.500%), 5/28/2030 (b)	4,428,157	3,972,819
Federal National Mortgage Association, Series 2018-C04, Class 2M2, 3.037% (1 Month LIBOR USD + 2.550%), 12/26/2030 (b)	2,045,578	1,806,889
Federal National Mortgage Association, Series 2018-C06, Class 2B1, 4.587% (1 Month LIBOR USD + 4.100%), 3/25/2031 (b)	2,700,000	1,785,712
Federal National Mortgage Association, Series 2019-R01, Class 2M2, 2.937% (1 Month LIBOR USD + 2.450%), 7/25/2031 (a)(b)	12,286,486	10,964,018
Federal National Mortgage Association, Series 2019-R02, Class 1M2, 2.787% (1 Month LIBOR USD + 2.300%), 8/25/2031 (a)(b)	6,479,688	5,995,370
Federal National Mortgage Association, Series 2019-R04, Class 2M2, 2.587% (1 Month LIBOR USD + 2.100%), 6/27/2039 (a)(b)	25,406,899	22,672,202
Federal National Mortgage Association, Series 2019-R05, Class 1M2, 2.487% (1 Month LIBOR USD + 2.000%), 7/25/2039 (a)(b)	936,835	854,758
Federal National Mortgage Association, Series 2019-R07, Class 1M2, 2.587% (1 Month LIBOR USD + 2.100%), 10/25/2039 (a)(b)	5,000,000	4,330,405
Federal National Mortgage Association, Series 2020-R01, Class 1M2, 2.537% (1 Month LIBOR USD + 2.050%), 1/25/2040 (a)(b)	7,300,000	5,518,391
Federal National Mortgage Association, Series 2020-R02, Class 2B1, 3.487% (1 Month LIBOR USD + 3.000%), 1/25/2040 (a)(b)	11,767,089	6,585,157
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY - (Cost ― $176,020,611)		146,361,042

Whole Loans ― 3.09%
Agency High Balance Residential Mortgages, 4.500% to 5.500% , 5/24/2048 to 12/1/2048 (c)	32,646,565	33,108,563
Agency High Balance Residential Mortgages, 4.125% to 5.125%, 9/15/2036 to 12/10/2037 (c)	3,749,085	3,666,141
PPMF Transitional Bridge Loans, 8.500% to 11.000%, 5/1/2020 to 8/1/2021 (c)	10,958,945	10,909,895
Residential Second Lien Mortgages, 4.789% to 11.549%, 9/1/2023 to 12/1/2050 (c)	118,062,999	118,205,951
Savannah Grand, 6.900%, 2/6/2022	4,600,000	4,414,279
Valley Oaks Nursing Home Commercial Loans, 7.500%, 8/6/2021	6,500,000	6,369,017
TOTAL WHOLE LOANS (Cost ― $181,161,981)		176,673,846

Short-Term Investments ― 9.15%	Shares
Money Market Funds ― 9.15%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.160% (q)	522,703,068	522,703,068
TOTAL SHORT-TERM INVESTMENTS (Cost ― $522,703,068)		522,703,068
TOTAL INVESTMENTS ― 113.34% (Cost ― $6,875,131,724)		6,473,257,825
Liabilities in Excess of Other Assets ― (13.34%)		(761,864,754)
NET ASSETS ― 100.00%		$5,711,393,071

LIBOR	London Inter-Bank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2020, the value of these securities amounted to $2,349,828,190 or 41.14% of net assets.

(b)
Variable or Floating Rate Security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of April 30, 2020.

(c)	Illiquid security. At April 30, 2020, the value of these securities amounted to $573,658,399 or 10.04% of net assets.
(d)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At April 30, 2020, the value of securities pledged amounted to $740,805,004.
(e)	Principal Only Security.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 31, 2020.
(g)	Variable rate security. The coupon is based on an underlying pool of community bank subordinated debt. The rate reported is the rate in effect as of April 30, 2020.
(h)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2020.
(i)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At April 30, 2020, the value of securities pledged amounted to $883,103,482.
(j)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At April 30, 2020, the value of securities pledged amounted to $4,640,450 or 0.08% of net assets.

(k)	Security issued on a when-issued basis. On April 30, 2020, the total value of investments purchased on a when-issued basis was $8,257,432 or 0.14% of net assets.
(l)	As of April 30, 2020, the Fund has fair valued these securities. The value of these securities amounted to $12,579,642 or 0.22% of net assets. Value determined using significant unobservable inputs.
(m)	Non-income producing security. Item identified as in default as to the payment of interest.
(n)	Auction Rate Security. Rate disclosed is the rate in effect as of April 30, 2020.
(o)	Interest Only Security.
(p)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(q)	Rate disclosed is the seven day yield as of April 30, 2020.

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Open Reverse Repurchase Agreements
April 30, 2020 (Unaudited)
	Interest	Trade	Maturity	Net Closing
Counterparty	Rate	Date	Date	Amount	Face Value
RBC Capital Markets, LLC	2.223%	4/6/2020	5/4/2020	$100,185,250	$100,000,000
Bank of America Merrill Lynch	3.180%	4/6/2020	5/5/2020	2,910,437	2,903,000
Credit Suisse	5.864%	4/9/2020	5/7/2020	610,773	608,000
Credit Suisse	5.864%	4/9/2020	5/7/2020	2,887,107	2,874,000
Credit Suisse	5.864%	4/9/2020	5/7/2020	6,301,608	6,273,000
Credit Suisse	5.864%	4/9/2020	5/7/2020	1,012,597	1,008,000
Credit Suisse	5.864%	4/9/2020	5/7/2020	2,103,549	2,094,000
Credit Suisse	5.864%	4/9/2020	5/7/2020	7,184,617	7,152,000
Credit Suisse	5.864%	4/9/2020	5/7/2020	5,956,039	5,929,000
Credit Suisse	5.864%	4/9/2020	5/7/2020	4,390,934	4,371,000
Credit Suisse	5.864%	4/9/2020	5/7/2020	1,357,161	1,351,000
Credit Suisse	5.864%	4/9/2020	5/7/2020	6,788,820	6,758,000
The Goldman Sachs Group, Inc.	5.779%	4/13/2020	5/13/2020	20,325,413	20,228,000
The Goldman Sachs Group, Inc.	5.779%	4/13/2020	5/13/2020	11,170,537	11,117,000
The Goldman Sachs Group, Inc.	5.779%	4/13/2020	5/13/2020	6,792,554	6,760,000
JPMorgan Chase & Co.	2.096%	3/10/2020	6/8/2020	24,334,850	24,208,000
JPMorgan Chase & Co.	2.096%	3/10/2020	6/8/2020	24,372,044	24,245,000
JPMorgan Chase & Co.	2.096%	3/10/2020	6/8/2020	21,147,234	21,037,000
JPMorgan Chase & Co.	2.096%	3/10/2020	6/8/2020	20,463,671	20,357,000
JPMorgan Chase & Co.	2.246%	3/10/2020	6/8/2020	21,095,791	20,978,000
JPMorgan Chase & Co.	2.246%	3/10/2020	6/8/2020	21,230,544	21,112,000
JPMorgan Chase & Co.	3.750%	3/17/2020	6/15/2020	18,799,609	18,625,000
JPMorgan Chase & Co.	3.750%	3/17/2020	6/15/2020	12,981,572	12,861,000
JPMorgan Chase & Co.	3.750%	3/17/2020	6/15/2020	12,668,666	12,551,000
JPMorgan Chase & Co.	3.750%	3/17/2020	6/15/2020	10,396,562	10,300,000
JPMorgan Chase & Co.	3.750%	3/17/2020	6/15/2020	14,591,525	14,456,000
JPMorgan Chase & Co.	5.000%	3/19/2020	6/16/2020	13,188,028	13,027,000
JPMorgan Chase & Co.	5.000%	3/19/2020	6/16/2020	18,955,449	18,724,000
JPMorgan Chase & Co.	5.000%	3/19/2020	6/16/2020	11,558,127	11,417,000
JPMorgan Chase & Co.	5.000%	3/19/2020	6/16/2020	11,126,861	10,991,000
					$434,315,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2020:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$284,825,798	$-	$284,825,798
Collateralized Debt Obligations		63,513,169		63,513,169
Collateralized Loan Obligations	-	402,007,567	-	402,007,567
Commercial Mortgage-Backed Securities	-	263,642,531	-	263,642,531
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	65,601,666	-	65,601,666
Corporate Obligations	-	231,835,693	3,725,000	235,560,693
Investment Companies	154,416,421			154,416,421
Preferred Stocks	16,940,945	-	-	16,940,945
Residential Mortgage-Backed Securities	-	4,132,156,436	8,854,642	4,141,011,078
Residential Mortgage-Backed Securities - U.S. Government Agency	-	146,361,042	-	146,361,042
Whole Loans	-	176,673,846	-	176,673,846
Short-Term Investments	522,703,068	-	-	522,703,068
Total	$694,060,434	$5,766,617,748	$12,579,642	$6,473,257,824
Other Financial Instruments*
Liabilities
Reverse Repurchase Agreements	$-	$434,315,000	$-	$434,315,000

*Other financial instruments are derivative instruments, such as reverse repurchase agreements.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2020, the Fund recognized $1,709,517 of transfers from Level 2 to Level 3. There were no transfers to or from Level 1. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2020	Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/2020
Corporate Obligations	$2,025,000	$-	$-	$-	$-	$-	$1,700,000	$-	$3,725,000
Residential Mortgage-Backed Securities	$-	$823	$2,174	$(693,645)	$9,958,460	$(422,687)	$9,517	$-	$8,854,642

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2020, is ($693,645).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/2020	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input
Corporate Obligations	$2,025,000	Consensus Pricing	Third party	$15.00*
Corporate Obligations	$1,700,000	Model Valuation	Fundamentals, external credit rating, and internal BankSURF ratings	$850.00**
Residential Mortgage- Backed Securities	$8,845,125	Consensus Pricing	Trading colors of comparable securities and other deals with similar coupons	$92.06***
Residential Mortgage- Backed Securities	$9,517	Model Valuation	Value of the call rights and value of the collateral of the deal	$0.95****

*Table presents information for one security, which is valued at $15.00 as of April 30, 2020.
**Table presents information for one security, which is valued at $850.00 as of April 30, 2020.
***Table presents information for one security, which is valued at $92.06 as of April 30, 2020.
****Table presents information for one security, which is valued at $0.95 as of April 30, 2020.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price.  Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund.  In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund's seek to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under the reverse repurchase agreement.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Asset-Backed Securities	$-	$8,896,000	$-	$-	$8,896,000
Collateralized Loan Obligations	-	6,666,667	-	-	$6,666,667
Commercial Mortgage-Backed Securities	-	33,333,333	-	-	33,333,333
Residential Mortgage-Backed Securities	-	130,530,000	254,889,000	-	385,419,000
Total	$-	$179,426,000	$254,889,000	$-	$434,315,000

Transactions with Affiliates

The Fund's transactions with affiliates represent holdings for which the  Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

The Fund had the following transactions during the period ended April 30, 2020, with affiliates:

	Share Activity				Period Ended April 30, 2020
Security Name	Balance February 1, 2020	Purchases	Sales	Balance April 30, 2020	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
Financials Income Fund	4,012,698	1,135,074	-	5,147,772	$44,940,049	$435,777	$-	$(3,501,599)
High Yield Opportunities Fund	2,933,423	871,080	468,262	3,336,241	33,796,121	506,689	(864,917)	(5,189,346)
UltraShort Income Fund	7,746,187	-	-	7,746,187	75,680,251	512,665	-	(2,711,166)
Total	14,692,308	2,006,154	468,262	16,230,200	$154,416,421	$1,455,131	$(864,917)	$(11,402,111)